UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09471
                                                     ---------------------

                  Nuveen Maryland Dividend Advantage Municipal
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31st
                                           ------------------

                  Date of reporting period: May 31st
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                    Nuveen
                      Municipal Closed-End
                           Exchange-Traded
                                     Funds

ANNUAL REPORT May 31, 2003


MARYLAND
NMY
NFM
NZR
NWI

VIRGINIA
NPV
NGB
NNB

Photo of: man and child working on laptop computer.

Photo of: man hugging child.

                               DEPENDABLE,
                           TAX-FREE INCOME
                                   BECAUSE
                   IT'S NOT WHAT YOU EARN,
                       IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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If you decide you do not like receiving your reports electronically, it's a
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--------------------------------------------------------------------------------



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COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

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IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

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2    Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click
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5    Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

PHOTO OF: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

SIDEBAR TEXT:"NO ONE KNOWS WHAT THE FUTURE WILL BRING, WHICH IS WHY WE THINK A
WELL-BALANCED PORTFOLIO ..... IS AN IMPORTANT COMPONENT IN ACHIEVING YOUR
LONG-TERM FINANCIAL GOALS."

Dear
  SHAREHOLDER

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with monthly tax-free income and an attractive total return. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

July 15, 2003

Nuveen Maryland and Virginia Municipal Closed-End Exchange-Traded Funds (NMY, NFM, NZR, NWI, NPV, NGB, NNB)

Portfolio Manager's
               COMMENTS

Portfolio manager Paul Brennan reviews economic and market conditions, key investment strategies and the recent performance of the Funds. With 12 years of investment experience, Paul has managed NMY and NPV since 1999, NFM, NZR, NGB and NNB since 2001, and NWI since its inception in September 2002.


WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE TWELVE-MONTH PERIOD ENDED MAY 31, 2003?
The underlying economic and market conditions remained similar to those we discussed in our last shareholder report dated November 30, 2002. We believe the most influential factors affecting the performance of the U.S. economy and the municipal market continued to be the sluggish pace of economic growth and interest rates that remained at 40-year lows. At the same time, continued geopolitical concerns, centering on the threat of terrorism and the Iraqi situation, also had an impact during this reporting period.

In the municipal market, the slow economic recovery and the continued lack of inflationary pressures during the reporting period created conditions that helped many bonds, and especially higher-rated bonds, perform well. Following a record $357 billion of new supply in calendar year 2002, municipal issuance nationwide remained strong during the first five months of 2003, with $145.6 billion in new municipal securities, up 14% over the same period in 2002. Much of this increase in supply reflects issuance intended to address fiscal problems facing states and localities as the result of slow economic growth, rising costs (especially for healthcare and pensions) and sharp declines in tax collections. Given the relatively low interest rate environment, many states and local governments have turned to borrowing in order to close budget gaps, fund needed capital projects and free up cash for operating purposes.

The heavy supply of municipal bonds was met with evidence of continued strong demand over most of this reporting period, as the record issuance was absorbed without a significant decline in prices. Both individual and institutional investors were active buyers.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN MARYLAND AND VIRGINIA?
Stimulated by a brisk economy in the Washington, D.C. metropolitan area and by increased federal defense and security spending, Maryland's economy began to show signs of recovery during the twelve-month period. Promising trends included renewed growth in bioscience firms and research facilities, above-average appreciation in housing prices and accelerating population growth. These trends generally helped to offset disappointing employment news from the retail, manufacturing and telecommunications sectors. Local economies continued to benefit from strong property tax growth and revenue-raising flexibility. While Maryland has recently relied on pay-as-you-go capital spending, current budget pressures are expected to lead to increased debt issuance over the next few years, with the majority of the state's general obligation bonds earmarked for public schools and research facilities at four-year universities. Municipal issuance in the state for the first five months of 2003 topped $5.2 billion, up 16% over the same period last year. Maryland's credit rating from both Moody's and Standard & Poor's remained intact at Aaa/AAA, respectively, with stable outlooks.

Virginia's economy also began to emerge slowly from recession during the reporting period. We expect the commonwealth's economy to continue to benefit from increased federal spending for defense, particularly in northern Virginia and the Norfolk area. While local governments and the services sector were leaders in job growth during the twelve-month period, Virginia's manufacturing and telecommunications sectors continued to post job losses. However, Virginia's long track record of strong financial management and economic diversity should help it maintain budgetary structural balance, and the state's positive demographic trends, relatively low business costs and generous tax incentives should contribute to strong growth over the long term. During the first five months of 2003, Virginia issued $3.1 billion in new municipal bonds, up 43% over the first five months of 2002. Currently the commonwealth's general obligation debt is rated AAA/stable outlook by Standard & Poor's and Aaa/negative outlook by Moody's, with the latter agency reaffirming its credit rating in October 2002.

HOW DID THE FUNDS PERFORM OVER THE TWELVE MONTHS ENDED MAY 31, 2003?

Individual results for these Funds, as well as for selected benchmarks, are presented in the accompanying table.

                                    TOTAL RETURN          LEHMAN      LIPPER
            MARKET YIELD                  ON NAV   TOTAL RETURN1    AVERAGE2
----------------------------------------------------------------------------
                                          1 YEAR          1 YEAR      1 YEAR
                         TAXABLE-          ENDED           ENDED       ENDED
       5/31/03        EQUIVALENT3        5/31/03         5/31/03     5/31/03
----------------------------------------------------------------------------
NMY      5.32%              7.77%         14.33%          10.36%      15.88%
----------------------------------------------------------------------------
NFM      5.52%              8.06%         15.55%          10.36%      15.88%
----------------------------------------------------------------------------
NZR      5.46%              7.97%         18.39%          10.36%      15.88%
----------------------------------------------------------------------------
NWI      5.28%              7.71%             NA              --          --
----------------------------------------------------------------------------
NPV      5.16%              7.59%         14.99%          10.36%      15.88%
----------------------------------------------------------------------------
NGB      5.15%              7.57%         14.92%          10.36%      15.88%
----------------------------------------------------------------------------
NNB      5.35%              7.87%         18.51%          10.36%      15.88%
----------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


For the twelve months ended May 31, 2003, all of the Funds in this report with at least one year of performance history outperformed the national, unleveraged Lehman Brothers Municipal Bond Index. Their performances were mixed when compared with the Lipper Other States Municipal Debt Funds category. While these Lipper comparisons carry some value, we believe they have limited usefulness because the Lipper average includes the results of funds from ten different states, each with its own unique conditions and circumstances.

The Funds' favorable performances for the year shown in the accompanying table when compared with the Lehman Index are attributable in large part to their durations.4 During periods of declining interest rates, such as we experienced over most of the twelve-month reporting period, longer duration investments generally would be expected to outperform shorter duration investments, assuming all other factors were equal. As of May 31, 2003, the durations of the six Funds with a full year of performance history ranged from 7.93 to 10.70, compared with
7.80 for the Lehman index. (Please see each Fund's Performance Overview page for its duration.) The performance of these Funds also benefited from their use of leverage, a strategy that can provide the opportunity for additional income for common shareholders, especially in periods of low short-term interest rates. Income is an important component of total return for any bond investment, and additional income can lead to enhanced total return.

In addition to duration and leverage, the relative performances of these Funds were influenced by factors including call exposure, portfolio trading activity and the price movement of specific sectors and holdings. For example, NMY held approximately 1% (par value) of its


1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Funds are compared with the average annualized return of the 36 funds in the Lipper Other States Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends. It should be noted that the performance of the Lipper Other States category represents the overall average of annual returns for funds from 10 different states with a wide variety of economic and municipal market conditions and investment guidelines, making direct comparisons less applicable.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 28% plus the applicable state income tax rate. The combined federal and state tax rates used in this report are as follows: Maryland 31.5% and Virginia 32%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

portfolio in bonds backed by American Airlines as of May 31, 2003. Over the past year, the market value of most airline-backed bonds fell, due in part to a decline in passenger volume and in part to the well-documented financial struggles of many carriers. The depreciation of these bonds over the twelve-month period had a negative impact on NMY's total return.

As another example, both NPV and NGB held bonds issued for Nekoosa Packaging Corporation and now backed by Georgia-Pacific Corp. that, despite some recent positive developments with asbestos-related litigation, were poor performers for the twelve-month period ended May 31, 2003.


HOW DID THE MARKET ENVIRONMENT AND THE FUNDS' RETURNS AFFECT DIVIDENDS AND SHARE PRICES?

As noted earlier, with short-term interest rates at historically low levels, the dividend-payment capabilities of these Funds benefited from their use of leverage. The amount of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. Low short-term rates can enable the Funds to reduce the amount of income paid to MuniPreferred shareholders, which potentially can leave more earnings to support common share dividends. During the twelve months ended May 31, 2003, the continued low level of short-term interest rates enabled us to implement three dividend increases in NMY and NZR, two in NFM, NPV and NGB, and one in NNB. NWI, which was introduced in September 2002, declared its first monthly distribution in November 2002.

Over the course of this twelve-month reporting period, strong demand and favorable market conditions helped to boost the share prices and net asset values of these Funds. As of May 31, 2003, NMY, NFM, NPV, NGB and NNB continued to trade at premiums to their common share NAVs, while NWI was trading at virtually the same level as its NAV. Over the reporting period, NZR's NAV appreciated more rapidly than its share price, and this Fund moved from trading at a premium to a slight discount (see charts on individual Performance Overview pages).


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE PERIOD ENDED MAY 31, 2003?
Over this twelve-month reporting period, we continued to place strong emphasis on diversifying the portfolios, enhancing call protection and improving dividend-paying capabilities. Strategically, our main focus centered on systematically shortening the Funds' durations, which we believed would enhance our ability to control the Funds' interest rate risk and produce more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk.

In line with our duration strategy as well as the recent steepness of the municipal yield curve, we concentrated on finding value in the intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years), particularly in the newer Funds with longer durations. In many cases, bonds in this part of the curve were offering yields similar to those of longer-term bonds but, in our opinion, had less inherent interest rate risk. In NMY and NPV, two older Funds, large holdings of bonds priced to near-term call dates, rather than to their maturities, also served to shorten the Funds' durations.

In general, the relatively heavy municipal bond issuance in these states created increased purchase opportunities. We looked for individual issues that we believed would perform well regardless of the future direction of interest rates.

In Maryland, much of the new issue supply was either state- or local-issued debt or hospital bonds, and we took advantage of attractive offerings in both sectors. We also participated in several Virginia hospital offerings over the reporting period. All of these Maryland and Virginia Funds remained heavily weighted in healthcare bonds. The Maryland Funds also had a large exposure to education bonds, while the Virginia Funds held a number of water and sewer issues.

Each of the Maryland Funds also has invested between 2% and 4% of its portfolio in bonds backed by the 1998 master tobacco settlement agreement. Each of the Virginia Funds held less than 2% of their portfolios in these tobacco-backed bonds. In recent months, the prices of these bonds weakened as the result of lawsuits involving the major tobacco companies as well as the increased issuance of such bonds by states planning to use the proceeds to help close budget gaps. Although the sector as a whole produced negative returns over the twelve months ended May 31, 2003, tobacco bonds rebounded somewhat following the April payment by the Altria Group of $2.6 billion to the 46 states covered by the agreement, as well as by a number of recent legal developments favorable to the tobacco companies. As of the end of the reporting period, our strategy was to maintain our tobacco holdings while we continued to regularly evaluate the situation.

NWI, the new Maryland Fund introduced in September 2002, was fully invested as of the end of the reporting period and, as mentioned earlier, began paying regular monthly dividends in November 2002. Over the Fund's first eight months, we have added Maryland bonds to replace U.S. territorial bonds (e.g., Puerto
Rico) that were purchased during the initial investment phase last fall, a step necessitated by relatively tight supply in Maryland at that time. As of May 31, 2003, approximately 75% of NWI's assets were invested in Maryland-issued securities. We expect to continue to incrementally increase the percentage of Maryland bonds as attractive opportunities arise in the marketplace.

Given the current geopolitical and economic climate, we believed that maintaining strong credit quality was a vital requirement. Both Maryland and Virginia remain very high quality issuers, and as of May 31, 2003, each of the Funds in this report offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 67% to 86%. In general, our weightings in insured and AAA bonds benefited the performance of these Funds during the past year.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THESE FUNDS IN PARTICULAR?
We continue to believe the U.S. economy is slowly headed for a recovery, but one that may take longer and be less robust than some originally anticipated. As a result, we think that inflation and interest rates will remain relatively low over the near term.

However, the threat of an eventual rise in interest rates remains, and we intend to keep a careful watch on the Funds' durations and holdings to be as well-positioned as possible if and when rates do reverse course.

Given the budget situations in both Maryland and Virginia, as well as their continued need for spending on infrastructure, education, and healthcare, we expect to see continued good levels of issuance in these two states. Recently, anticipation of changes to the national tax code led to some wonder about the new law's potential impact on tax-exempt investments. The final version of the 2003 tax relief law reduced, but did not eliminate, taxes on corporate dividends and, as a result, we do not expect to see any significant impact on the demand or pricing for tax-exempt municipal bonds.

Looking at bond call exposure, the five newer Funds currently offer good levels of protection, with call exposure ranging from zero to 3% during the remainder of 2003 and through 2004. The two older Funds, NMY and NPV, which marked their 10-year anniversaries in March 2003, have entered the part of their life cycles that typically are associated with an increase in bond calls. Over the past reporting period, we worked to mitigate this call risk and improve the positions of these two Funds. As of May 31, 2003, the percentage of bonds eligible for calls during 2003 and 2004 was 23% in NMY and 15% in NPV, down from 29% and 20%, respectively, as of November 30, 2002. The number of actual calls over the coming months will depend largely on market interest rates during this time.

We believe that these Nuveen Funds can continue to serve as attractive sources of tax-free income, as well as offer considerable portfolio diversification potential. We remain convinced that these Funds are quality investments that can continue to benefit shareholders as part of a well-balanced core investment portfolio.

Nuveen Maryland Premium Income Municipal Fund

Performance
   OVERVIEW As of May 31, 2003


NMY

Pie Chart:
CREDIT QUALITY
AAA/U.S. GUARANTEED                     50%
AA                                      20%
A                                       16%
BBB                                      9%
NR                                       2%
BB OR LOWER                              3%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $17.15
--------------------------------------------------
Common Share Net Asset Value                $15.10
--------------------------------------------------
Market Yield                                 5.32%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.39%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.77%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $159,415
--------------------------------------------------
Average Effective Maturity (Years)           18.83
--------------------------------------------------
Leverage-Adjusted Duration                    7.93
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/18/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.22%        14.33%
--------------------------------------------------
5-Year                         8.32%         6.76%
--------------------------------------------------
10-Year                        6.91%         6.53%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Housing/Multifamily                            17%
--------------------------------------------------
Healthcare                                     17%
--------------------------------------------------
Tax Obligation/Limited                         15%
--------------------------------------------------
Education and Civic Organizations              12%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jun                         0.0725
Jul                         0.0725
Aug                         0.0725
Sep                         0.0735
Oct                         0.0735
Nov                         0.0735
Dec                         0.0745
Jan                         0.0745
Feb                         0.0745
Mar                         0.076
Apr                         0.076
May                         0.076


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/02                        15.68
                              15.6
                              15.65
                              16.05
                              16.15
                              16.9
                              16.4
                              16.8
                              16.46
                              16.2
                              15.85
                              15.97
                              16
                              16.14
                              16.14
                              16.15
                              16.42
                              16.68
                              16.8
                              15.85
                              15.29
                              15.25
                              15.36
                              15.58
                              15.6
                              15.62
                              15.6
                              15.63
                              15.88
                              16
                              16.3
                              15.88
                              16.05
                              15.85
                              15.66
                              15.67
                              15.81
                              15.95
                              16.01
                              16.29
                              16.5
                              16.4
                              16.3
                              16.29
                              16.35
                              16.35
                              16.2
                              16.19
                              16.25
5/31/03                       17.15

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2002 of $0.0032 per share.

Nuveen Maryland Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of May 31, 2003


NFM

Pie Chart:
CREDIT QUALITY
AAA/U.S. GUARANTEED                     43%
AA                                      24%
A                                       17%
BBB                                     11%
NR                                       5%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.08
--------------------------------------------------
Common Share Net Asset Value                $15.47
--------------------------------------------------
Market Yield                                 5.52%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.67%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.06%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $64,338
--------------------------------------------------
Average Effective Maturity (Years)           22.14
--------------------------------------------------
Leverage-Adjusted Duration                    9.28
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 1/25/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.98%        15.55%
--------------------------------------------------
Since Inception                8.53%         9.28%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         16%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Housing/Single Family                          14%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jun                           0.07
Jul                           0.07
Aug                           0.07
Sep                           0.07
Oct                           0.07
Nov                           0.07
Dec                           0.071
Jan                           0.071
Feb                           0.071
Mar                           0.074
Apr                           0.074
May                           0.074


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/02                        14.95
                              15.16
                              15.25
                              15.2
                              15.4
                              15.52
                              15.55
                              16.05
                              16.1
                              16
                              15.44
                              15.62
                              15.97
                              15.8
                              15.51
                              14.9
                              15.2
                              15.2
                              15.31
                              15.5
                              15.95
                              16.25
5/31/03                       16.08

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

Nuveen Maryland Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of May 31, 2003


NZR

Pie Chart:
CREDIT QUALITY
AAA/U.S. GUARANTEED                     45%
AA                                      31%
A                                       14%
BBB                                      8%
NR                                       2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.60
--------------------------------------------------
Common Share Net Asset Value                $15.71
--------------------------------------------------
Market Yield                                 5.46%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.58%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.97%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $65,490
--------------------------------------------------
Average Effective Maturity (Years)           21.43
--------------------------------------------------
Leverage-Adjusted Duration                   10.21
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.71%        18.39%
--------------------------------------------------
Since Inception                7.76%        11.30%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         29%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
Education and Civic Organizations              11%
--------------------------------------------------
Housing/Multifamily                            10%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jun                          0.065
Jul                          0.065
Aug                          0.065
Sep                          0.066
Oct                          0.066
Nov                          0.066
Dec                          0.068
Jan                          0.068
Feb                          0.068
Mar                          0.071
Apr                          0.071
May                          0.071

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/02                        14.81
                              14.94
                              14.91
                              15.15
                              14.85
                              14.9
                              14.94
                              14.85
                              14.94
                              14.95
                              14.79
                              14.75
                              14.83
                              15.1
                              14.6
                              14.86
                              15.56
                              15.08
                              15.35
                              14.8
                              14.6
                              14.95
                              14.72
                              14.91
                              14.44
                              14.68
                              14.79
                              14.74
                              14.65
                              14.98
                              14.95
                              14.8
                              14.54
                              14.68
                              14.5
                              14.6
                              14.41
                              14.6
                              14.66
                              14.74
                              14.85
                              14.96
                              15
                              14.97
                              14.95
                              15.17
                              15.18
                              15.31
                              15.35
5/31/03                       15.6

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

Nuveen Maryland Dividend Advantage Municipal Fund 3

Performance
   OVERVIEW As of May 31, 2003


NWI

Pie Chart:
CREDIT QUALITY
AAA/U.S. GUARANTEED                     44%
AA                                      38%
A                                       11%
BBB                                      6%
NR                                       1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.90
--------------------------------------------------
Common Share Net Asset Value                $14.89
--------------------------------------------------
Market Yield                                 5.28%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.33%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.71%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $79,700
--------------------------------------------------
Average Effective Maturity (Years)           23.46
--------------------------------------------------
Leverage-Adjusted Duration                   11.16
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 9/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception                2.53%         7.31%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         27%
--------------------------------------------------
Tax Obligation/General                         21%
--------------------------------------------------
Housing/Multifamily                            14%
--------------------------------------------------
Education and Civic Organizations              11%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Nov                          0.0655
Dec                          0.0655
Jan                          0.0655
Feb                          0.0655
Mar                          0.0655
Apr                          0.0655
May                          0.0655

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
9/25/02                       15
                              15.07
                              15
                              14.3
                              13.75
                              14.66
                              14.4
                              14.17
                              14.6
5/31/03                       14.9

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

Nuveen Virginia Premium Income Municipal Fund

Performance
   OVERVIEW As of May 31, 2003


NPV

Pie Chartt:
CREDIT QUALITY
AAA/U.S. Guaranteed                     51%
AA                                      24%
A                                       15%
BBB                                      4%
NR                                       4%
BB or Lower                              2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $17.67
--------------------------------------------------
Common Share Net Asset Value                $15.93
--------------------------------------------------
Market Yield                                 5.16%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.17%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.59%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $140,223
--------------------------------------------------
Average Effective Maturity (Years)           18.16
--------------------------------------------------
Leverage-Adjusted Duration                    7.93
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/18/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.27%        14.99%
--------------------------------------------------
5-Year                         7.47%         7.27%
--------------------------------------------------
10-Year                        7.36%         7.22%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         17%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Water and Sewer                                13%
--------------------------------------------------
Education and Civic Organizations              11%
--------------------------------------------------
Tax Obligation/General                          9%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jun                          0.0735
Jul                          0.0735
Aug                          0.0735
Sep                          0.0745
Oct                          0.0745
Nov                          0.0745
Dec                          0.0745
Jan                          0.0745
Feb                          0.0745
Mar                          0.076
Apr                          0.076
May                          0.076

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/02                        16.47
                              16.55
                              17.1
                              16.8
                              17.1
                              17.1
                              17.2
                              17
                              17.17
                              17.32
                              17.4
                              17.4
                              16.98
                              17.2
                              16.99
                              17.33
                              17.4
                              17.25
                              17
                              16.14
                              16.38
                              16.65
                              16.33
                              16.3
                              16.48
                              16.17
                              16.5
                              16.28
                              16.85
                              16.9
                              17.5
                              17.5
                              17.27
                              17.32
                              17.36
                              17.18
                              16.92
                              16.95
                              17.36
                              17.24
                              16.65
                              16.44
                              16.32
                              16.35
                              16.63
                              16.5
                              16.3
                              16.57
                              16.68
5/31/03                       17.67

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32%.

Nuveen Virginia Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of May 31, 2003


NGB

Pie Chart:
CREDIT QUALITY
AAA/U.S. GUARANTEED                     48%
AA                                      25%
A                                       12%
BBB                                      8%
NR                                       5%
BB OR LOWER                              2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $17.35
--------------------------------------------------
Common Share Net Asset Value                $15.43
--------------------------------------------------
Market Yield                                 5.15%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.15%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.57%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $48,102
--------------------------------------------------
Average Effective Maturity (Years)           20.44
--------------------------------------------------
Leverage-Adjusted Duration                    9.94
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 1/26/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        21.45%        14.92%
--------------------------------------------------
Since Inception               12.21%         9.22%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         18%
--------------------------------------------------
Transportation                                 17%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Water and Sewer                                10%
--------------------------------------------------
Tax Obligation/Limited                          8%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jun                         0.0705
Jul                         0.0705
Aug                         0.0705
Sep                         0.0705
Oct                         0.0705
Nov                         0.0705
Dec                         0.0715
Jan                         0.0715
Feb                         0.0715
Mar                         0.0745
Apr                         0.0745
May                         0.0745

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/02                        15.1
                              15.25
                              15.15
                              14.71
                              15
                              15.14
                              15.29
                              15.04
                              15.82
                              15.92
                              15.75
                              15.63
                              15.6
                              15.6
                              15.8
                              15.65
                              15.55
                              16.68
                              16.53
                              15.52
                              15.15
                              15.22
                              15.1
                              15.21
                              15.1
                              15.61
                              15.71
                              15.6
                              15.72
                              16.07
                              16
                              15.85
                              15.79
                              15.55
                              15.26
                              15.53
                              15.23
                              15.38
                              15.5
                              15.47
                              15.51
                              15.39
                              15.57
                              15.59
                              15.96
                              15.92
                              15.98
                              16.26
                              16.33
5/31/03                       17.35

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32%.

Nuveen Virginia Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of May 31, 2003


NNB

Pie Chart:
CREDIT QUALITY
AAA/U.S. GUARANTEED                     51%
AA                                      35%
A                                        7%
BBB                                      6%
NR                                       1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.14
--------------------------------------------------
Common Share Net Asset Value                $16.02
--------------------------------------------------
Market Yield                                 5.35%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.43%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.87%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $91,065
--------------------------------------------------
Average Effective Maturity (Years)           21.73
--------------------------------------------------
Leverage-Adjusted Duration                   10.70
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/15/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        14.58%        18.51%
--------------------------------------------------
Since Inception               10.46%        13.33%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         21%
--------------------------------------------------
Tax Obligation/Limited                         19%
--------------------------------------------------
Water and Sewer                                18%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jun                          0.069
Jul                          0.069
Aug                          0.069
Sep                          0.069
Oct                          0.069
Nov                          0.069
Dec                          0.069
Jan                          0.069
Feb                          0.069
Mar                          0.072
Apr                          0.072
May                          0.072

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/02                        14.9
                              14.9
                              14.76
                              15.19
                              15.75
                              14.91
                              15.23
                              15.75
                              15.03
                              15.22
                              15.24
                              15.9
5/31/03                       16.14

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0257 per share.

Report of
   INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN MARYLAND PREMIUM INCOME MUNICIPAL FUND
NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND 3
NUVEEN VIRGINIA PREMIUM INCOME MUNICIPAL FUND
NUVEEN VIRGINIA DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN VIRGINIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Maryland Premium Income Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen Virginia Premium Income Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund and Nuveen Virginia Dividend Advantage Municipal Fund 2 as of May 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Maryland Premium Income Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen Virginia Premium Income Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund and Nuveen Virginia Dividend Advantage Municipal Fund 2 at May 31, 2003, and the results of their operations, changes in their net assets and their financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

CHICAGO, ILLINOIS
JULY 11, 2003

                            Nuveen Maryland Premium Income Municipal Fund (NMY)

                            Portfolio of
                                    INVESTMENTS May 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.8%

$       3,340   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00          A-       $  2,932,052
                 Asset-Backed Bonds, Series 2002 Refunding, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 17.3%

        1,000   Maryland Economic Development Corporation, Student                    6/09 at 102.00        Baa3          1,039,970
                 Housing Revenue Bonds, Collegiate Housing Foundation -
                 Salisbury Project, Series 1999A, 6.000%, 6/01/19

        2,250   Maryland Economic Development Corporation, Student                    6/09 at 102.00        Baa2          2,307,240
                 Housing Revenue Bonds, Collegiate Housing Foundation -
                 University Courtyard Project, Series 1999A, 5.750%, 6/01/24

        1,000   Maryland Economic Development Corporation, Student Housing           10/13 at 100.00        Baa3          1,047,430
                 Revenue Bonds, University of Maryland at Baltimore,
                 Series 2003A, 5.625%, 10/01/23

          910   Maryland Economic Development Corporation, Utility                    7/11 at 100.00         AAA          1,044,908
                 Infrastructure Revenue Bonds, University of Maryland,
                 College Park Project, 2001 Series, 5.375%, 7/01/16 -
                 AMBAC Insured

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Bullis School Issue, Series 2000:
          750    5.250%, 7/01/25 - FSA Insured                                        1/11 at 101.00         AAA            810,465
          500    5.250%, 7/01/30 - FSA Insured                                        1/11 at 101.00         AAA            537,600

                Maryland Health and Higher Educational Facilities Authority,
                Refunding Revenue Bonds, Johns Hopkins University Issue, Series
                1997:
        1,000    5.625%, 7/01/17                                                      7/07 at 102.00          AA          1,146,310
        1,500    5.625%, 7/01/27                                                      7/07 at 102.00          AA          1,707,000

        1,400   Maryland Health and Higher Educational                                6/11 at 100.00        Baa1          1,467,942
                 Facilities Authority, Revenue Bonds, Maryland Institute
                 College of Art, Series 2001, 5.625%, 6/01/36

        9,445   Morgan State University, Maryland, Academic                             No Opt. Call         AAA         12,080,438
                 Fees and Auxiliary Facilities Fees, Revenue Refunding
                 Bonds, 1993 Series, 6.100%, 7/01/20 - MBIA Insured

        4,000   University of Puerto Rico, University System                          6/05 at 101.00         AAA          4,313,680
                 Revenue Bonds, Series O, 5.375%, 6/01/30 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 24.3%

                City of Gaithersburg, Maryland, Hospital Facilities Refunding
                and Improvement Revenue Bonds, Shady Grove Adventist Hospital,
                Series 1995:
        2,550    6.500%, 9/01/12 - FSA Insured                                          No Opt. Call         AAA          3,221,976
        3,015    5.500%, 9/01/15 - FSA Insured                                        9/05 at 102.00         AAA          3,315,173

        2,000   Maryland Health and Higher Educational                                6/09 at 101.00           A          2,171,820
                 Facilities Authority, Revenue Bonds, Kaiser Permanente,
                 Series 1998A, 5.375%, 7/01/15

          750   Maryland Health and Higher Educational                                7/10 at 101.00        Baa1            845,423
                 Facilities Authority, Revenue Bonds, University of Maryland
                 Medical System Issue, Series 2000, 6.750%, 7/01/30

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Johns Hopkins Medicine, Howard County General
                Hospital Acquisition Issue, Series 1998:
        1,000    5.000%, 7/01/19 - MBIA Insured                                       7/08 at 101.00         AAA          1,065,970
        1,250    5.000%, 7/01/29 - MBIA Insured                                       7/08 at 101.00         AAA          1,297,725

        1,500   Maryland Health and Higher Educational                                1/08 at 101.00         Aaa          1,556,145
                 Facilities Authority, Revenue Bonds, Upper Chesapeake
                 Hospitals Issue, Series 1998A, 5.125%, 1/01/38 - FSA Insured

        1,500   Maryland Health and Higher Educational                                7/11 at 100.00          A+          1,528,815
                 Facilities Authority, Revenue Bonds, Greater Baltimore
                 Medical Center, Series 2001, 5.000%, 7/01/34

        1,500   Maryland Health and Higher Educational                                7/12 at 100.00           A          1,672,740
                 Facilities Authority, Revenue Bonds, University of Maryland
                 Medical System, Series 2002, 6.000%, 7/01/22

        4,500   Maryland Health and Higher Educational                                7/12 at 100.00        Baa1          4,803,075
                 Facilities Authority, Revenue Bonds, Carroll County General
                 Hospital, Series 2002, 5.800%, 7/01/32


                                       15


                            Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)
                                    Portfolio of INVESTMENTS May 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       3,000   Maryland Health and Higher Educational                                7/12 at 100.00          A3       $  3,083,460
                 Facilities Authority, Revenue Bonds, Frederick Memorial
                 Hospital, Series 2002, 5.125%, 7/01/35

        3,250   Maryland Health and Higher Educational                                7/12 at 100.00          A3          3,427,060
                 Facilities Authority, Revenue Bonds, Union Hospital of Cecil
                 County, Series 2002, 5.625%, 7/01/32

        3,800   Maryland Health and Higher Educational                                7/13 at 100.00        Baa2          3,904,918
                 Facilities Authority, Revenue Bonds, Kennedy Krieger Issue,
                 Series 2003, 5.500%, 7/01/33

                Prince George's County, Maryland, Project and
                Refunding Revenue Bonds, Dimensions Health Corporation
                Issue, Series 1994:
          825    5.000%, 7/01/05                                                      7/04 at 102.00          B3            628,361
        3,080    5.375%, 7/01/14                                                      7/04 at 102.00          B3          2,099,728
        6,000    5.300%, 7/01/24                                                      7/04 at 102.00          B3          4,054,680


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 25.0%

        4,000   Anne Arundel County, Maryland, Multifamily                              No Opt. Call        BBB-          4,054,240
                 Housing Revenue Bonds, Woodside Apartments Project,
                 Series 1994, 7.450%, 12/01/24 (Alternative Minimum Tax)
                 (Mandatory put 12/01/03)

        1,795   County Commissioners of Charles County,                               5/05 at 102.00         AAA          1,887,101
                 Maryland, Mortgage Revenue Refunding Bonds, Series 1995A,
                 Holly Station IV Townhouses Project - FHA-Insured Mortgage
                 Loan, 6.450%, 5/01/26

                Howard County, Maryland, Mortgage Revenue Refunding Bonds,
                Series 1996A, FHA-Insured Mortgage Loan - Normandy Woods III
                Apartments Project:
          700    6.000%, 7/01/17                                                      7/06 at 102.00         AAA            748,930
        2,000    6.100%, 7/01/25                                                      7/06 at 102.00         AAA          2,116,200

        1,130   Community Development Administration, Maryland Department            11/03 at 102.00         Aa2          1,154,295
                 of Housing and Community Development, Multifamily Housing
                 Revenue Bonds, Insured Mortgage Loans, 1993 Series B,
                 6.625%, 5/15/23

        2,500   Community Development Administration, Maryland                        1/09 at 101.00         Aa2          2,591,850
                 Department of Housing and Community Development,
                 Housing Revenue Bonds, 1999 Series A, 5.350%, 7/01/41
                 (Alternative Minimum Tax)

          880   Community Development Administration, Maryland                        1/10 at 100.00         Aa2            952,310
                 Department of Housing and Community Development,
                 Housing Revenue Bonds, Series 1999B, 6.250%, 7/01/32
                 (Alternative Minimum Tax)

        1,450   Community Development Administration, Maryland                        2/11 at 101.00         Aaa          1,594,594
                 Department of Housing and Community Development,
                 Multifamily Development Revenue Bonds, Edgewater Village
                 Apartments Project, Series 2000B, 5.800%,
                 8/01/20 (Alternative Minimum Tax)

        2,605   Community Development Administration,                                11/03 at 102.00         Aa2          2,659,757
                 Maryland Department of Housing and Community Development,
                 Multifamily Housing Revenue Bonds, Insured Mortgage Loans,
                 1993 Series D, 6.050%, 5/15/24

        2,000   Housing Opportunities Commission of                                   7/05 at 102.00         Aa2          2,115,680
                 Montgomery County, Maryland, Multifamily Housing Revenue
                 Bonds, 1995 Series A, 5.900%, 7/01/15

        1,500   Housing Opportunities Commission of Montgomery                        7/06 at 102.00         Aaa          1,584,315
                 County, Maryland, Multifamily Housing Revenue
                 Bonds, 1996 Series B, 5.900%, 7/01/26

        3,830   Housing Opportunities Commission of                                   7/08 at 101.00         Aaa          3,970,255
                 Montgomery County, Maryland, Multifamily Housing
                 Development Bonds, 1998 Series A, 5.200%, 7/01/30

        2,000   Housing Opportunities Commission of Montgomery                        7/10 at 100.00         Aaa          2,178,680
                 County, Maryland, Multifamily Housing Development
                 Bonds, Series 2000A, 6.100%, 7/01/30

        1,000   Housing Authority of Prince George's County,                          7/03 at 102.00         AAA          1,021,450
                 Maryland, Mortgage Revenue Refunding Bonds, Series
                 1993A, GNMA Collateralized - Stevenson Apartments Project,
                 6.350%, 7/20/20

                Housing Authority of Prince George's County, Maryland, Mortgage
                Revenue Refunding Bonds, Series 1993A, Cherry Hill Apartments
                Project:
        1,090    5.900%, 9/20/10 - FSA Insured                                        9/03 at 102.00         AAA          1,118,536
        1,930    6.000%, 9/20/15 - FSA Insured                                        9/03 at 102.00         AAA          1,979,910

        1,500   Housing Authority of Prince George's County,                         12/04 at 102.00         AAA          1,576,410
                 Maryland, Mortgage Revenue Refunding Bonds, Series
                 1995A, GNMA Collateralized - Riverview Terrace Apartments
                 Project, 6.700%, 6/20/20

                Housing Authority of Prince George's County, Maryland, Mortgage
                Revenue Refunding Bonds, Series 1995A, GNMA Collateralized -
                Overlook Apartments Project:
        2,000    5.700%, 12/20/15                                                    12/05 at 102.00         AAA          2,123,900
        1,670    5.750%, 12/20/19                                                    12/05 at 102.00         AAA          1,760,213


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)
$       1,000   Housing Authority of Prince George's County,                         11/03 at 100.00         AAA       $  1,001,010
                 Maryland, Mortgage Revenue Refunding Bonds, GNMA
                 Collateralized, Foxglenn Apartments Project, Series 1998A,
                 5.450%, 11/20/14 (Alternative Minimum Tax)

          540   Housing Authority of Prince George's County,                          9/09 at 102.00         AAA            584,539
                 Maryland, Mortgage Revenue Bonds, Series 1999, GNMA
                 Collateralized - University Landing at Langley Apartments
                 Project, 6.100%, 3/20/41 (Alternative Minimum Tax)

        1,000   City of Salisbury, Maryland, Mortgage Revenue                        12/04 at 102.00         AAA          1,039,680
                 Refunding Bonds, Series 1995A, FHA-Insured Mortgage
                 Loan - College Lane Apartments Project, 6.600%, 12/01/26


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.4%

        1,000   Community Development Administration, Maryland                        4/04 at 102.00         Aa2          1,037,160
                 Department of Housing and Community Development,
                 Single Family Program Bonds, 1994 Fourth Series,
                 6.450%, 4/01/14

        1,730   Community Development Administration, Maryland                        4/04 at 102.00         Aa2          1,789,408
                 Department of Housing and Community Development,
                 Single Family Program Bonds, 1994 Fifth Series,
                 6.750%, 4/01/26 (Alternative Minimum Tax)

          225   Community Development Administration, Maryland                        9/09 at 100.00         Aa2            228,047
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, 1999 Series H, 6.250%, 3/01/31
                 (Alternative Minimum Tax)

        1,420   Community Development Administration, Maryland                        9/09 at 100.00         Aa2          1,503,510
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, 2000 Series B, 6.150%, 9/01/32
                 (Alternative Minimum Tax)

        1,455   Community Development Administration, Maryland                        3/10 at 100.00         Aa2          1,577,075
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, 2000 Series D,
                 6.250%, 9/01/32 (Alternative Minimum Tax)

          995   Community Development Administration, Maryland                        4/06 at 102.00         Aa2          1,054,899
                 Department of Housing and Community Development,
                 Single Family Program Bonds, 1996 Sixth Series,
                 6.200%, 4/01/22 (Alternative Minimum Tax)

        1,570   Housing Authority of Prince George's County,                          8/07 at 102.00         AAA          1,679,194
                 Maryland, FHLMC/FNMA/GNMA Collateralized, Single
                 Family Mortgage Revenue Bonds, Series 1997,
                 5.625%, 8/01/17 (Alternative Minimum Tax)

          315   Housing Authority of Prince George's County,                          8/10 at 100.00         AAA            339,998
                 Maryland, FHLMC/FNMA/GNMA Collateralized, Single
                 Family Mortgage Revenue Bonds, Series 2000A,
                 6.150%, 8/01/19 (Alternative Minimum Tax)

        1,000   Puerto Rico Housing Finance Authority, Home                           6/13 at 100.00         AAA          1,020,240
                 Mortgage Revenue Bonds, Mortgage-Backed Securities
                 Program, Series 2003A, 4.875%, 6/01/34 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.8%

        1,000   Carroll County, Maryland, Revenue Bonds, EMA                          1/09 at 101.00          AA          1,074,830
                 Obligated Group Issue, Fairhaven and Copper Ridge,
                 Refunding Revenue Bonds, Series 1999A,
                 5.625%, 1/01/25 - RAAI Insured

        1,790   Maryland Economic Development Corporation,                            4/11 at 102.00         N/R          1,842,698
                 Health and Mental Hygiene Providers Facilities
                 Acquisition Program, Revenue Bonds, Series 1996A,
                 7.625%, 4/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.8%

                Baltimore County Metropolitan District, Maryland, General
                Obligation Bonds, 67th Issue:
        2,500    5.000%, 6/01/25                                                      6/11 at 101.00         AAA          2,658,800
        2,000    5.000%, 6/01/26                                                      6/11 at 101.00         AAA          2,122,840

        2,500   Baltimore County, Maryland, General Obligation                        8/12 at 100.00         AAA          2,782,525
                 Consolidated Public Improvement Bonds, Series 2002,
                 5.000%, 8/01/18

        1,000   City of Baltimore, Maryland, General Obligation                         No Opt. Call          A+          1,237,130
                  Bonds, Consolidated Public Improvement, Series
                 1989B, 7.150%, 10/15/08

                Frederick County, Maryland, General Obligation Public Facilities
                Bonds, Series 2002:
        1,000    5.000%, 11/01/21                                                    11/12 at 101.00          AA          1,090,050
        1,000    5.000%, 11/01/22                                                    11/12 at 101.00          AA          1,083,470

        3,000   Frederick County, Maryland, General Obligation                        7/09 at 101.00          AA          3,406,860
                 Public Facilities Bonds, Series 1999, 5.250%, 7/01/18

          500   Frederick County, Maryland, Special Obligation                        7/10 at 102.00          AA            543,875
                 Bonds, Villages of Lake Linganore Community
                 Development Authority, Series 2001A, 5.700%, 7/01/29 -
                 RAAI Insured

          575   Howard County, Maryland, General Obligation                           2/12 at 100.00         AAA            648,330
                 Public Improvement Project and Refunding Bonds, 2002
                 Series A, 5.250%, 8/15/18

        2,000   Montgomery County, Maryland, General Obligation                      10/11 at 101.00         AAA          2,262,160
                 Bonds, Consolidated Public Improvement, Series 2001
                 Refunding, 5.250%, 10/01/18

          925   Northern Mariana Islands Commonwealth, General                        6/10 at 100.00           A          1,006,104
                 Obligation Bonds, Series 2000A, 6.000%, 6/01/20 -
                 ACA Insured


                                       17


                            Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)
                                    Portfolio of INVESTMENTS May 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,000   Prince George's County, Maryland, General                            12/11 at 101.00         AAA       $  1,115,250
                 Obligation Consolidated Public Improvement Bonds, Series
                 2001, 5.250%, 12/01/20 - FGIC Insured

        3,000   Prince George's County, Maryland, General                             9/12 at 101.00          AA          3,044,640
                 Obligation Consolidated Public Improvement Bonds, Series
                 2002, 4.100%, 9/15/19

          460   Wicomico County, Maryland, General Obligation                        12/09 at 101.00         AAA            543,403
                 Public Improvement Bonds, Series 1999, 5.750%,
                 12/01/19 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 22.0%

                Baltimore Board of School Commissioners, Maryland, City Public
                School System Revenue Bonds, Series 2003A:

        1,500    5.000%, 5/01/16 (WI, settling 6/05/03)                               5/13 at 100.00         AA+          1,686,090
        1,000    5.000%, 5/01/18 (WI, settling 6/05/03)                               5/13 at 100.00         AA+          1,105,510

        1,870   Howard County, Maryland, Metropolitan District                        2/12 at 100.00         AAA          2,108,481
                 General Obligation Project and Refunding Bonds, 2002
                 Series A, 5.250%, 8/15/18

        1,465   Maryland Department of Housing and Community                          6/08 at 101.00         Aaa          1,541,502
                 Development, Community Development Administration,
                 Infrastructure Financing Bonds, 1998 Series B,
                 5.200%, 6/01/28 - MBIA Insured

        4,250   Maryland Department of Transportation, County                           No Opt. Call          AA          5,145,220
                 Transportation Revenue Bonds, Series 2002,
                 5.500%, 2/01/16

        1,875   Maryland Economic Development Corporation,                            6/12 at 100.50         AA+          2,118,056
                 Lease Revenue Bonds, Maryland Department of
                 Transportation Headquarters Building, Series 2002,
                 5.375%, 6/01/19

                Maryland Department of Transportation, Project Certificates of
                Participation, Mass Transit Administration Project, Series 2000:
          880    5.500%, 10/15/19 (Alternative Minimum Tax)                          10/10 at 101.00         AA+            959,218
          930    5.500%, 10/15/20 (Alternative Minimum Tax)                          10/10 at 101.00         AA+          1,010,017

        1,700   Maryland Stadium Authority, Montgomery                                6/13 at 100.00         AA+          1,822,706
                 County, Conference Center Facilities Lease Revenue Bonds,
                 Series 2003, 5.000%, 6/15/24

        4,455   Maryland Stadium Authority, Sports Facilities                         3/06 at 101.00         AAA          4,941,041
                 Lease Revenue Bonds, Series 1996, 5.750%, 3/01/18 -
                 AMBAC Insured

        1,000   Montgomery County, Maryland, Lease Revenue                            6/12 at 100.00          AA          1,076,150
                 Bonds, Metrorail Garage Projects, Series 2002,
                 5.000%, 6/01/21

          675   Montgomery County, Maryland, Special Obligation                       7/12 at 101.00          AA            729,871
                 Bonds, West Germantown Development District, Senior
                 Series 2002A, 5.500%, 7/01/27 - RAAI Insured

          635   New Baltimore City Board of School                                   11/10 at 100.00         AA+            717,207
                 Commissioners, Maryland, School System Revenue Bonds,
                 Series 2000, 5.125%, 11/01/15

        1,000   Puerto Rico Highway and Transportation Authority, Highway             7/16 at 100.00           A          1,092,040
                  Revenue Bonds, Series 1996Y, 5.500%, 7/01/36

        1,500   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,815,885
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        2,100   Puerto Rico Municipal Finance Agency, General Obligation              8/12 at 100.00         AAA          2,331,210
                  Bonds, 2002 Series A, 5.250%, 8/01/21 - FSA Insured

        2,000   Virgin Islands Public Finance Authority, Revenue Bonds,              10/10 at 101.00        BBB-          2,305,880
                 Virgin Islands Gross Receipts Tax Loan Note, Series 1999A,
                 6.500%, 10/01/24

                Washington Suburban Sanitary District, Montgomery and
                Prince George's Counties, Maryland, General Construction
                Bonds, Series 2000:
        1,085    5.250%, 6/01/20                                                      6/10 at 100.00         AAA          1,218,271
        1,205    5.250%, 6/01/21                                                      6/10 at 100.00         AAA          1,344,226


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.4%

        1,060   City of Baltimore, Maryland, Refunding Revenue Bonds,                   No Opt. Call         AAA          1,260,308
                 Parking System Facilities, Series 1998A, 5.250%, 7/01/17 -
                 FGIC Insured

        5,500   Maryland Transportation Authority, Special Obligation Revenue         7/04 at 102.00         AAA          5,862,395
                 Bonds, Qualified Airport Bonds, Baltimore/Washington
                 International Airport Projects, Series 1994A, 6.250%, 7/01/14
                 (Alternative Minimum Tax) - FGIC Insured


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,075   Puerto Rico Port Authority, Special Facilities Revenue Bonds,         6/06 at 102.00        Caa2       $    809,312
                 1996 Series A, American Airlines, Inc. Project, 6.250%, 6/01/26
                 (Alternative Minimum Tax)

        2,000   Washington Metropolitan Area Transit Authority, District of             No Opt. Call         AAA          2,329,020
                 Columbia, Gross Revenue Transit Refunding Bonds,
                 Series 1993, 6.000%, 7/01/07 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 10.3%

        2,000   City of Baltimore, Maryland, Water Projects and Refunding             7/08 at 101.00         AAA          2,228,320
                 Revenue Bonds, Series 1998A, 5.000%, 7/01/28 - FGIC Insured

        2,000   City of Baltimore, Maryland, Water Projects and Refunding               No Opt. Call         AAA          2,247,840
                 Revenue Bonds, Series 1994A, 5.000%, 7/01/24 - FGIC Insured

        1,500   City of Baltimore, Maryland, Project and Refunding Revenue            7/10 at 100.00         AAA          1,791,345
                 Bonds, Wastewater Projects, Series 2000A, 5.625%, 7/01/30
                 (Pre-refunded to 7/01/10) - FSA Insured

          940   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,056,005
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,875   Maryland Health and Higher Educational Facilities Authority,          7/03 at 102.00         AAA          1,920,469
                 Revenue Bonds, Good Samaritan Hospital Issue, Series 1993,
                 5.750%, 7/01/19 - AMBAC Insured

        3,125   Maryland Health and Higher Educational Facilities Authority,          7/03 at 102.00         Aaa          3,190,625
                 Revenue Bonds, Howard County General Hospital Issue,
                 Series 1993, 5.500%, 7/01/25

        2,560   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA          2,866,253
                 Revenue Bonds, Helix Health Issue, Series 1997,
                 5.000%, 7/01/27 - AMBAC Insured

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,150,900
                 Obligation Bonds, 2000 Series A, 5.500%, 10/01/20


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.3%

        6,000   Anne Arundel County, Maryland, Pollution Control Revenue              4/04 at 102.00          A2          6,204,060
                 Refunding Bonds, Baltimore Gas and Electric Company
                 Project, Series 1994, 6.000%, 4/01/24

        6,500   Calvert County, Maryland, Pollution Control Revenue Refunding         7/04 at 102.00          A2          6,760,260
                 Bonds, Baltimore Gas and Electric Company Project,
                 Series 1993, 5.550%, 7/15/14

        3,000   Maryland Energy Financing Administration, Limited Obligation          9/05 at 102.00         N/R          3,079,710
                 Cogeneration Revenue Bonds, AES Warrior Run Project,
                 Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)

        5,000   Prince George's County, Maryland, Pollution Control Revenue           7/03 at 102.00          A1          5,114,950
                 Refunding Bonds, Potomac Electric  Project, 1993 Series,
                 6.375%, 1/15/23


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 0.7%

        1,000   City of Baltimore, Maryland, Water Projects and Refunding               No Opt. Call         AAA          1,117,889
                 Revenue Bonds, Series 1994A, 5.000%, 7/01/24 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     216,955   Total Long-Term Investments (cost $216,322,814) - 144.1%                                                229,676,697
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.5%                                                                      8,838,377
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                        (79,100,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $159,415,074
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       19


                            Nuveen Maryland Dividend Advantage Municipal Fund (NFM)

                            Portfolio of
                                    INVESTMENTS May 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.3%

$       1,670   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00          A-        $ 1,466,026
                 Asset-Backed Bonds, Series 2002 Refunding, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.4%

                Frederick County, Maryland, Educational Facilities Revenue
                Bonds, Mount Saint Mary's College, Series 2001A:
          465    5.700%, 9/01/20                                                      3/10 at 101.00         BBB            496,978
        1,000    5.750%, 9/01/25                                                      3/10 at 101.00         BBB          1,053,210
          500    5.800%, 9/01/30                                                      3/10 at 101.00         BBB            525,045

        1,800   Maryland Economic Development Corporation, Student Housing            7/11 at 101.00           A          1,956,150
                 Revenue Bonds, University Village at Sheppard Pratt,
                 Series 2001, 6.000%, 7/01/33 - ACA Insured

        1,000   Maryland Economic Development Corporation, Utility                    7/11 at 100.00         AAA          1,095,520
                 Infrastructure Revenue Bonds, University of Maryland,
                 College Park Project, 2001 Series, 5.000%, 7/01/19 -
                 AMBAC Insured

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00        BBB-          1,551,885
                 Educational Facilities Leasehold Mortgage Revenue Bonds,
                 McLean School Issue, 6.000%, 7/01/31

          625   Maryland Health and Higher Educational Facilities Authority,          6/11 at 100.00        Baa1            651,469
                 Revenue Bonds, Maryland Institute College of Art, Series 2001,
                 5.500%, 6/01/32

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Series 1999, Ana G. Mendez
                University System Project:
          215    5.375%, 2/01/19                                                      2/09 at 101.00         BBB            226,917
          410    5.375%, 2/01/29                                                      2/09 at 101.00         BBB            422,956


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.2%

        2,725   Maryland Health and Higher Educational Facilities Authority,          6/09 at 101.00           A          2,959,105
                 Revenue Bonds, Kaiser Permanente, Series 1998A,
                 5.375%, 7/01/15

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00          A2          1,019,980
                 Revenue Bonds, Calvert Memorial Hospital Issue,
                 Series 1998, 5.000%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,045,350
                 Revenue Bonds, Anne Arundel Medical Center Issue,
                 Series 1998, 5.125%, 7/01/28 - FSA Insured

          570   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00          A3            587,243
                 Revenue Bonds, Union Hospital of Cecil County, Series
                 1998 Refunding, 5.100%, 7/01/22

        1,250   Maryland Health and Higher Educational Facilities Authority,          5/11 at 100.00         AA-          1,310,563
                 Revenue Bonds, The Johns Hopkins Hospital Issue,
                 Series 2001, 5.000%, 5/15/21

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A-          1,036,730
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+          1,019,210
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34

        2,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00           A          2,072,520
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2001, 5.250%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,089,400
                 Revenue Bonds, Carroll County General Hospital,
                 Series 2002, 6.000%, 7/01/26

        1,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3          1,284,775
                 Revenue Bonds, Frederick Memorial Hospital,
                 Series 2002, 5.125%, 7/01/35

        1,425   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa2          1,464,344
                 Revenue Bonds, Kennedy Krieger Issue, Series 2003,
                 5.500%, 7/01/33

           85   Prince George's County, Maryland, Project and Refunding               7/04 at 102.00          B3             57,441
                 Revenue Bonds, Dimensions Health Corporation Issue,
                 Series 1994, 5.300%, 7/01/24


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 15.3%

$         750   Baltimore County, Maryland, Mortgage Revenue Refunding               10/08 at 102.00         AAA        $   778,065
                 Bonds, GNMA Collateralized - Cross Creek Apartments
                 Project, Series 1998A, 5.250%, 10/20/33

        2,000   Community Development Administration, Maryland Department             7/08 at 101.00         Aa2          2,091,140
                 of Housing and Community Development, Housing Revenue
                 Bonds, Series 1998A, 5.625%, 1/01/40 (Alternative
                 Minimum Tax)

          850   Community Development Administration, Maryland Department             5/11 at 100.00         Aa2            885,972
                 of Housing and Community Development, Multifamily
                 Housing Revenue Bonds, Insured Mortgage Loan, 2001
                 Series B, 5.350%, 5/15/32 (Alternative Minimum Tax)

        1,000   Community Development Administration, Maryland Department            12/11 at 100.00         Aaa          1,054,260
                 of Housing and Community Development, Multifamily Housing
                 Revenue Bonds, Princess Anne Apartments Project,
                 Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)

          750   Housing Opportunities Commission of Montgomery County,                7/08 at 101.00         Aaa            777,112
                 Maryland, Multifamily Housing Development Bonds,
                 Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)

        2,000   Housing Opportunities Commission of Montgomery County,                7/10 at 100.00         Aaa          2,170,660
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

        2,000   Housing Opportunities Commission of Montgomery County,                7/11 at 100.00         Aaa          2,110,480
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 21.0%

          195   Community Development Administration, Maryland Department             9/09 at 100.00         Aa2            211,583
                 of Housing and Community Development, Residential
                 Housing Revenue Bonds, 1997 Series E, 5.700%, 9/01/17

        3,000   Community Development Administration, Maryland                        9/09 at 100.00         Aa2          3,200,880
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, 2000 Series G, 5.950%, 9/01/29
                 (Alternative Minimum Tax)

        1,365   Community Development Administration, Maryland Department             9/10 at 100.00         Aa2          1,454,544
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series H, 5.800%, 9/01/32 (Alternative Minimum Tax)

        1,905   Community Development Administration, Maryland Department            10/10 at 100.00         Aa2          2,021,872
                 of Housing and Community Development, Single Family
                 Program Bonds, First Series 2001, 5.000%, 4/01/17

        1,000   Community Development Administration, Maryland                        9/10 at 100.00         Aa2          1,038,590
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, Series 2001B, 5.450%, 9/01/32
                 (Alternative Minimum Tax)

        1,000   Community Development Administration, Maryland                        3/11 at 100.00         Aa2          1,059,300
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, Series 2001F, 5.600%, 9/01/28
                 (Alternative Minimum Tax)

        2,775   Housing Opportunities Commission of Montgomery County,                7/07 at 102.00         Aa2          3,013,928
                 Maryland, Single Family Mortgage Revenue Bonds, 1997
                 Series A, 5.750%, 7/01/13

        1,420   Housing Authority of Prince George's County, Maryland,                8/07 at 102.00         AAA          1,499,705
                 FHLMC/FNMA/GNMA Collateralized, Single Family Mortgage
                 Revenue Bonds, Series 1997, 5.750%, 8/01/30 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.5%

        1,000   Northeast Maryland Waste Disposal Authority, Resource                 1/09 at 101.00         BBB            997,170
                 Recovery Revenue Bonds, Baltimore RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5%

        1,000   Maryland Health and Higher Educational Facilities Authority,          4/11 at 101.00         N/R            996,630
                 Revenue Bonds, Collington Episcopal Life, Series 2001A,
                 6.750%, 4/01/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 23.8%

                Anne Arundel County, Maryland, General Obligation Bonds,
                Various Purpose, Series 2001:
          580    4.800%, 2/15/18                                                      2/11 at 101.00         AA+            623,517
          900    5.000%, 2/15/28                                                      2/11 at 101.00         AA+            951,219

                Baltimore County Metropolitan District, Maryland, General
                Obligation Bonds, 67th Issue:
        1,500    5.000%, 6/01/26                                                      6/11 at 101.00         AAA          1,592,130
        3,500    5.000%, 6/01/27                                                      6/11 at 101.00         AAA          3,713,010

        1,500   Baltimore County, Maryland, General Obligation Consolidated           8/12 at 100.00         AAA          1,669,515
                  Public Improvement Bonds, Series 2002, 5.000%, 8/01/18


                                       21


                            Nuveen Maryland Dividend Advantage Municipal Fund (NFM) (continued)
                                    Portfolio of INVESTMENTS May 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,000   Frederick County, Maryland, General Obligation Public Facilities     11/12 at 101.00          AA        $ 1,083,470
                 Bonds, Series 2002, 5.000%, 11/01/22

                Howard County, Maryland, Consolidated Public Improvement
                Bonds, Series 2001A:
        1,220    4.750%, 2/15/20                                                      2/09 at 101.00         AAA          1,279,524
        1,360    4.750%, 2/15/21                                                      2/09 at 101.00         AAA          1,418,194

          430   Northern Mariana Islands Commonwealth, General Obligation             6/10 at 100.00           A            467,702
                  Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured

          740   Mayor and City Council of Ocean City, Maryland, General               3/11 at 101.00         AAA            793,569
                 Obligation Municipal Purpose Bonds, Series 2001,
                 4.875%, 3/01/19 - FGIC Insured

        1,500   Prince George's County, Maryland, General Obligation                 12/11 at 101.00         AAA          1,672,875
                 Consolidated Public Improvement Bonds, Series 2001,
                 5.250%, 12/01/20 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.7%

          885   Anne Arundel County, Maryland, Tax Increment Financing                  No Opt. Call         N/R            902,771
                 Revenue Bonds, Parole Town Center Project, Series 2002,
                 5.000%, 7/01/12

          500   Baltimore Board of School Commissioners, Maryland, City               5/13 at 100.00         AA+            552,755
                 Public School System Revenue Bonds, Series 2003A,
                 5.000%, 5/01/18 (WI, settling 6/05/03)

        1,500   Maryland Department of Transportation, County Transportation            No Opt. Call          AA          1,815,960
                 Revenue Bonds, Series 2002, 5.500%, 2/01/16

        1,405   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          1,587,130
                 Bonds, Maryland Department of Transportation Headquarters
                 Building, Series 2002, 5.375%, 6/01/19

          700   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            847,413
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        1,290   Virgin Islands Public Finance Authority, Revenue Bonds,              10/10 at 101.00        BBB-          1,499,393
                 Virgin Islands Gross Receipts Tax Loan Note, Series 1999A,
                 6.375%, 10/01/19

                Washington Suburban Sanitary District, Montgomery and
                Prince George's Counties, Maryland, General Construction
                Bonds, Series 2001:
          895    5.000%, 6/01/22                                                      6/11 at 100.00         AAA            957,990
          935    5.000%, 6/01/23                                                      6/11 at 100.00         AAA            996,186
          985    5.000%, 6/01/24                                                      6/11 at 100.00         AAA          1,043,923
        1,035    5.000%, 6/01/25                                                      6/11 at 100.00         AAA          1,093,302

        1,290   Washington Suburban Sanitary District, Montgomery and                 6/11 at 100.00         AAA          1,367,026
                 Prince George's Counties, Maryland, Water Supply Bonds,
                 Series 2001, 4.750%, 6/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 2.3%

                Maryland Health and Higher Educational Facilities Authority,
                Parking Revenue Bonds, The Johns Hopkins Medical Institutions,
                Issue of 2001:
          650    5.000%, 7/01/27 - AMBAC Insured                                      7/11 at 100.00         AAA            683,631
          750    5.000%, 7/01/34 - AMBAC Insured                                      7/11 at 100.00         AAA            783,788


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 16.0%

        1,015   City of Baltimore, Maryland, Water Projects and Refunding             7/08 at 101.00         AAA          1,130,872
                 Revenue Bonds, Series 1998A, 5.000%, 7/01/28 - FGIC Insured

          670   City of Baltimore, Maryland, Water Projects and Refunding               No Opt. Call         AAA            753,026
                 Revenue Bonds, Series 1994A, 5.000%, 7/01/24 - FGIC Insured

        2,350   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          2,640,013
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,000   Maryland Transportation Authority, Transportation Facilities            No Opt. Call         AAA          1,248,850
                 Project Revenue Bonds, First Series Refunding,
                 6.800%, 7/01/16

                Puerto Rico Infrastructure Financing Authority, Special Obligation
                Bonds, 2000 Series A:
        2,300    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          2,606,199
        1,700    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          1,927,392


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES - 6.9%

$       2,500   Maryland Energy Financing Administration, Limited Obligation          9/05 at 102.00         N/R        $ 2,566,425
                 Cogeneration Revenue Bonds, AES Warrior Run Project,
                 Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)

        1,800   Puerto Rico Electric Power Authority, Power Revenue Refunding         7/05 at 100.00          A-          1,884,492
                 Bonds, Series Z, 5.250%, 7/01/21

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 0.6%

          330   City of Baltimore, Maryland, Water Projects and Refunding               No Opt. Call         AAA            368,903
                 Revenue Bonds, Series 1994A, 5.000%, 7/01/24 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      88,215   Total Long-Term Investments (cost $88,907,152) - 146.5%                                                  94,276,873
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.2%                                                                      2,061,085
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $64,337,958
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       23


                            Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)

                            Portfolio of
                                    INVESTMENTS May 31, 2003


    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 2.1%

$         835   Puerto Rico, The Children's Trust Fund, Tobacco                       5/12 at 100.00          A-        $   733,013
                 Settlement Asset-Backed Bonds, Series 2002
                 Refunding, 5.375%, 5/15/33

          800   Tobacco Settlement Financing Corporation of the                       5/11 at 100.00        Baa2            643,192
                 Virgin Islands, Asset-Backed Bonds, Series 2001,
                 5.000%, 5/15/31


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.5%

        1,100   Anne Arundel County, Maryland, Economic                               9/12 at 102.00          A3          1,170,609
                 Development Revenue Bonds, Community College Project,
                 Series 2002, 5.125%, 9/01/22

        1,000   Maryland Economic Development Corporation,                           10/13 at 100.00        Baa3          1,047,430
                 Student Housing Revenue Bonds, University of Maryland
                 at Baltimore, Series 2003A, 5.625%, 10/01/23

          250   Maryland Health and Higher Educational                                7/08 at 102.00        BBB-            258,648
                 Facilities Authority, Educational Facilities Leasehold
                 Mortgage Revenue Bonds, McLean School Issue, 6.000%, 7/01/31

          415   Maryland Health and Higher Educational                                1/11 at 101.00         AAA            446,208
                 Facilities Authority, Revenue Bonds, Bullis School Issue,
                 Series 2000, 5.250%, 7/01/30 - FSA Insured

        1,000   Maryland Health and Higher Educational                                7/08 at 102.00          AA          1,140,180
                 Facilities Authority, Refunding Revenue Bonds, Johns
                 Hopkins University Issue, Series 1998, 5.125%, 7/01/12

        1,000   Maryland Health and Higher Educational                               10/08 at 101.00         AAA          1,020,680
                 Facilities Authority, Revenue Bonds, College of Notre Dame
                 of Maryland Issue, Series 1998, 4.650%, 10/01/23 -
                 MBIA Insured

        1,000   Maryland Health and Higher Educational                                7/11 at 100.00          AA          1,038,690
                 Facilities Authority, Revenue Bonds, Johns Hopkins
                 University, Series 2001B, 5.000%, 7/01/41

        1,250   Maryland Health and Higher Educational Facilities                     6/11 at 100.00        Baa1          1,302,938
                 Authority, Revenue Bonds, Maryland Institute
                 College of Art, Series 2001, 5.500%, 6/01/32

          500   Morgan State University, Maryland, Academic and Auxiliary             7/12 at 100.00         AAA            538,445
                 Fees Revenue Bonds, Series 2001, 4.900%, 7/01/21 -
                 FGIC Insured

                University of Maryland, System Auxiliary Facility and Tuition
                Revenue Bonds, 2001 Series B:
        1,580    4.375%, 4/01/17                                                      4/11 at 100.00         AA+          1,643,721
        1,140    4.500%, 4/01/19                                                      4/11 at 100.00         AA+          1,181,462


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 22.7%

        2,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          2,085,760
                 Revenue Bonds, Anne Arundel Medical Center Issue, Series 1998,
                 5.125%, 7/01/33 - FSA Insured

        1,000   Maryland Health and Higher Educational Facilities Authority,          5/11 at 100.00         AA-          1,028,470
                 Revenue Bonds, The Johns Hopkins Hospital Issue, Series 2001,
                 5.000%, 5/15/34

        2,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A-          2,073,460
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+          1,528,815
                 Revenue Bonds, Greater Baltimore Medical Center, Series 2001,
                 5.000%, 7/01/34

        2,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00           A          2,072,520
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2001, 5.250%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,089,400
                 Revenue Bonds, Carroll County General Hospital, Series 2002,
                 6.000%, 7/01/26

        1,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3          1,284,775
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE (continued)

$       1,425   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa2        $ 1,464,344
                 Revenue Bonds, Kennedy Krieger Issue, Series 2003,
                 5.500%, 7/01/33

        2,160   Montgomery County, Maryland, Economic Development Revenue            12/11 at 100.00         AA-          2,270,873
                 Bonds, Trinity Health Care Group, Series 2001,
                 5.125%, 12/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 15.3%

           55   Community Development Administration, Maryland Department             5/11 at 100.00         Aa2             57,063
                 of Housing and Community Development, Multifamily Housing
                 Insured Mortgage Loans, Series 2001A, 5.100%, 5/15/28

        4,255   Community Development Administration, Maryland Department             5/11 at 100.00         Aa2          4,435,072
                 of Housing and Community Development, Multifamily Housing
                 Revenue Bonds, Insured Mortgage Loan, 2001 Series B,
                 5.350%, 5/15/32 (Alternative Minimum Tax)

        1,110   Community Development Administration, Maryland Department            12/11 at 100.00         Aaa          1,170,229
                 of Housing and Community Development, Multifamily
                 Housing Revenue Bonds, Princess Anne Apartments Project,
                 Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)

        3,145   Community Development Administration, Maryland Department            12/11 at 100.00         Aaa          3,315,648
                 of Housing and Community Development, Multifamily
                 Development Revenue Bonds, Waters Towers Senior
                 Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative
                 Minimum Tax)

        1,000   Community Development Administration, Maryland Department             5/12 at 100.00         Aa2          1,066,100
                 of Housing and Community Development, Multifamily
                 Housing Insured Mortgage Revenue Bonds, 2002 Series A,
                 5.300%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.4%

          500   Community Development Administration, Maryland Department             3/07 at 101.50         Aa2            527,495
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 1997B, 5.875%, 9/01/25 (Alternative
                 Minimum Tax)

        1,000   Community Development Administration, Maryland Department             9/10 at 100.00         Aa2          1,040,980
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2001H, 5.350%, 9/01/32 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 3.4%

        2,250   Northeast Maryland Waste Disposal Authority, Resource                 1/09 at 101.00         BBB          2,243,633
                 Recovery Revenue Bonds, Baltimore RESCO Retrofit
                 Project, Series 1998, 4.750%, 1/01/12 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 43.3%

          755   Anne Arundel County, Maryland, General Obligation Bonds,              3/12 at 100.00         AA+            792,878
                 Series 2002, 5.000%, 3/01/31

        1,500   Baltimore County, Maryland, General Obligation Consolidated           8/12 at 100.00         AAA          1,669,515
                 Public Improvement Bonds, Series 2002, 5.000%, 8/01/18

                Cecil County, Maryland, General Obligation Bonds, Consolidated
                Public Improvement Series 2001B:
          975    4.600%, 8/01/18                                                      8/11 at 101.00          A+          1,032,866
        1,020    4.600%, 8/01/19                                                      8/11 at 101.00          A+          1,072,907
          300    4.625%, 8/01/20                                                      8/11 at 101.00          A+            314,151
          335    4.750%, 8/01/21                                                      8/11 at 101.00          A+            351,301

        1,000   Frederick County, Maryland, General Obligation Public Facilities     11/12 at 101.00          AA          1,098,340
                 Bonds, Series 2002, 5.000%, 11/01/20

        3,000   Frederick County, Maryland, General Obligation Public                12/10 at 101.00          AA          3,375,720
                 Facilities Bonds, Series 2000, 5.200%, 12/01/19

          510   City of Frederick, Maryland, General Obligation Bonds, General       12/11 at 101.00         AA-            544,598
                  Improvements Refunding, Series 2001, 4.750%, 12/01/19

                State of Maryland, General Obligation Bonds, State and Local
                Facilities Loan of 2001, First Series:
        2,445    5.500%, 3/01/11                                                        No Opt. Call         AAA          2,904,342
        1,500    5.500%, 3/01/12                                                        No Opt. Call         AAA          1,797,195

        4,730   Montgomery County, Maryland, General Obligation Bonds,               10/11 at 101.00         AAA          5,350,008
                 Consolidated Public Improvement, Series 2001 Refunding,
                 5.250%, 10/01/18


                                       25


                            Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR) (continued)
                                    Portfolio of INVESTMENTS May 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

                Prince George's County, Maryland, General Obligation
                Consolidated Public Improvement Bonds, Series 2001:
$       1,000    5.250%, 12/01/20 - FGIC Insured                                     12/11 at 101.00         AAA        $ 1,115,250
        2,820    5.250%, 12/01/21 - FGIC Insured                                     12/11 at 101.00         AAA          3,123,291

        2,000   Commonwealth of Puerto Rico, Public Improvement Refunding             7/11 at 100.00         AAA          2,120,640
                 General Obligation Bonds, Series of 2001, 5.000%, 7/01/24 -
                 FSA Insured

        1,500   Commonwealth of Puerto Rico, Public Improvement General                 No Opt. Call          A-          1,687,785
                 Obligation Bonds, 2002 Series A, 5.500%, 7/01/29


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.2%

          750   Anne Arundel County, Maryland, General Obligation Bonds,              8/09 at 101.00         AA+            780,547
                 Consolidated Water and Sewer, Series 1999, 4.500%, 8/01/19

          885   Anne Arundel County, Maryland, Tax Increment Financing                  No Opt. Call         N/R            902,771
                 Revenue Bonds, Parole Town Center Project, Series 2002,
                 5.000%, 7/01/12

                County of Baltimore, Maryland, Certificates of Participation,
                Health and Social Services Building Project, Series 2001:
        1,580    5.000%, 8/01/20                                                      8/11 at 101.00         AA+          1,719,561
        1,660    5.000%, 8/01/21                                                      8/11 at 101.00         AA+          1,794,477

          530   Baltimore Board of School Commissioners, Maryland, City               5/13 at 100.00         AA+            601,121
                 Public School System Revenue Bonds, Series 2003A,
                 5.000%, 5/01/15 (WI, settling 6/05/03)

        1,000   Maryland Department of Transportation, County Transportation            No Opt. Call          AA          1,210,640
                 Revenue Bonds, Series 2002, 5.500%, 2/01/16

        1,405   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          1,587,130
                 Bonds, Maryland Department of Transportation Headquarters
                 Building, Series 2002, 5.375%, 6/01/19

        1,000   Montgomery County, Maryland, Special Obligation Bonds,                7/12 at 101.00          AA          1,081,290
                 West Germantown Development District, Senior Series 2002A,
                 5.500%, 7/01/27 - RAAI Insured

          700   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            847,413
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        1,100   Puerto Rico Infrastructure Financing Authority, Special Tax           1/08 at 101.00         AAA          1,159,774
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/21 -
                 AMBAC Insured

          800   Puerto Rico Public Finance Corporation, Series 2001A,                 8/11 at 100.00         AAA            868,064
                 Commonwealth Appropriation Bonds, 5.000%, 8/01/21 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.5%

                Maryland Health and Higher Educational Facilities Authority,
                Parking Revenue Bonds, Johns Hopkins Medical Institutions, Issue
                of 2001:
          650    5.000%, 7/01/27 - AMBAC Insured                                      7/11 at 100.00         AAA            683,631
        2,775    5.000%, 7/01/34 - AMBAC Insured                                      7/11 at 100.00         AAA          2,900,014


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 13.6%

        1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,223,430
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded to 7/01/10)

        1,250   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA          1,445,750
                 Revenue Bonds, Helix Health Issue, Series 1997,
                 5.000%, 7/01/17 - AMBAC Insured

        1,365   Maryland Transportation Authority, Transportation Facilities            No Opt. Call         AAA          1,704,680
                 Project Revenue Bonds, First Series Refunding,
                 6.800%, 7/01/16

        4,000   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA          4,535,040
                 Bonds, 2000 Series A, 5.500%, 10/01/40


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES - 3.2%

$       1,000   Guam Power Authority, Revenue Bonds, 1999 Series A,                  10/09 at 101.00         AAA        $ 1,091,040
                 5.250%, 10/01/34 - MBIA Insured

        1,000   Maryland Energy Financing Administration, Limited Obligation          9/05 at 102.00         N/R          1,026,570
                 Cogeneration Revenue Bonds, AES Warrior Run Project,
                 Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$      89,360   Total Long-Term Investments (cost $90,556,946) - 147.2%                                                  96,433,583
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      1,056,261
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.9)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $65,489,844
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       27


                            Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI)

                            Portfolio of
                                    INVESTMENTS May 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 3.2%

$       2,910   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00          A-        $ 2,554,573
                 Asset-Backed Bonds, Series 2002 Refunding, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.6%

          225   Anne Arundel County, Maryland, Economic Development                   9/12 at 102.00          A3            239,443
                 Revenue Bonds, Community College Project, Series 2002,
                 5.125%, 9/01/22

        1,250   Maryland Economic Development Corporation, Student                   10/13 at 100.00        Baa3          1,309,287
                 Housing Revenue Bonds, University of Maryland at Baltimore,
                 Series 2003A, 5.625%, 10/01/23

        2,540   Maryland Health and Higher Educational Facilities Authority,         10/09 at 101.00           A          2,633,726
                 Revenue Bonds, Loyola College Issue, Series 1999,
                 5.000%, 10/01/39

        2,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          AA          2,077,380
                 Revenue Bonds, Johns Hopkins University, Series 2001B,
                 5.000%, 7/01/41

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          AA          1,051,000
                 Revenue Bonds, Johns Hopkins University, Series 2002A,
                 5.000%, 7/01/32

        1,500   Morgan State University, Maryland, Academic and Auxiliary             7/13 at 100.00         AAA          1,590,810
                 Fees Revenue Bonds, Series 2003A, 5.000%, 7/01/32 -
                 FGIC Insured

          985   University of Maryland, System Auxiliary Facility and Tuition         4/11 at 100.00         AA+          1,015,643
                 Revenue Bonds, 2001 Series B, 4.625%, 4/01/21

                University of Maryland, System Auxiliary Facilities and Tuition
                Revenue Bonds, 2002 Series A:
        1,000    5.000%, 4/01/09                                                        No Opt. Call         AA+          1,143,120
        2,000    5.125%, 4/01/22                                                      4/12 at 100.00         AA+          2,160,880


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 15.4%

        3,000   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA          3,398,340
                 Revenue Bonds, Medlantic/Helix Issue, Series 1998B,
                 5.250%, 8/15/38 - AMBAC Insured

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,042,880
                 Revenue Bonds, Anne Arundel Medical Center Issue,
                 Series 1998, 5.125%, 7/01/33 - FSA Insured

        1,000   Maryland Health and Higher Educational Facilities Authority,          5/11 at 100.00         AA-          1,048,450
                 Revenue Bonds, The Johns Hopkins Hospital Issue,
                 Series 2001, 5.000%, 5/15/21

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+          1,019,210
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3          1,027,820
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

        1,845   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3          1,945,516
                 Revenue Bonds, Union Hospital of Cecil County, Series 2002,
                 5.625%, 7/01/32

          775   Maryland Health and Higher Educational Facilities Authority,          1/13 at 101.00        Baa1            803,892
                 Revenue Bonds, Adventist Healthcare, Series 2003A
                 Refunding, 5.750%, 1/01/25

        1,930   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa2          1,983,287
                 Revenue Bonds, Kennedy Krieger Issue, Series 2003,
                 5.500%, 7/01/33


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 21.2%

        5,000   Community Development Administration, Department of                   7/12 at 100.00         Aa2          5,122,600
                 Housing and Community Development, Maryland, Housing
                 Revenue Bonds, 2002 Series B, 4.950%, 7/01/32 (Alternative
                 Minimum Tax)

                Housing Opportunities Commission of Montgomery County,
                Maryland, Multifamily Housing Development Bonds, Series B:
          515    5.100%, 7/01/33 (Alternative Minimum Tax)                            7/12 at 100.00         Aaa            532,845
        3,000    5.200%, 7/01/44 (Alternative Minimum Tax)                            7/12 at 100.00         Aaa          3,103,260


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY (continued)

$       3,000   Housing Authority of Prince George's County, Maryland,                2/13 at 102.00         AAA        $ 3,111,630
                 Mortgage Revenue Bonds, Series 2002A, GNMA
                 Collateralized Windsor Crossing Apartments Project,
                 5.150%, 8/20/33

        4,860   Housing Authority of Prince George's County, Maryland,               11/12 at 100.00         AAA          5,009,494
                 Mortgage Revenue Bonds, Fairfield and Hillside Projects,
                 GNMA Collateralized, Series 2002A, 4.700%, 11/20/22


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.4%

        1,900   Northeast Maryland Waste Disposal Authority, Resource                 1/09 at 101.00         BBB          1,894,623
                 Recovery Revenue Bonds, Baltimore RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 31.4%

        1,000   Annapolis, Maryland, General Obligation Bonds, Public                 4/12 at 101.00          AA          1,055,730
                 Improvement Refunding, Series 2002, 4.375%, 4/01/17

        2,115   Baltimore County, Maryland, General Obligation Consolidated           8/12 at 100.00         AAA          2,420,025
                 Public Improvement Bonds, Series 2002, 5.250%, 8/01/17

                Frederick County, Maryland, General Obligation Public Facilities
                Bonds, Series 2002:
        1,830    5.000%, 11/01/20                                                    11/12 at 101.00          AA          2,009,962
        2,035    5.000%, 11/01/21                                                    11/12 at 101.00          AA          2,218,252
        2,500    5.000%, 11/01/22                                                    11/12 at 101.00          AA          2,708,675

        1,210   Howard County, Maryland, Consolidated Public Improvement              2/09 at 101.00         AAA          1,290,066
                 Bonds, Series 2001A, 4.750%, 2/15/19

        2,000   State of Maryland, General Obligation Bonds, State and                  No Opt. Call         AAA          2,326,800
                  Local Facilities Loan, 2002 Series B, 5.250%, 2/01/10

        2,000   Montgomery County, Maryland, General Obligation                       2/12 at 101.00         AAA          2,192,520
                 Consolidated Public Improvement Bonds, Series 2002A,
                 5.000%, 2/01/20

        5,000   Prince George's County, Maryland, General Obligation                  9/12 at 101.00          AA          5,082,600
                 Consolidated Public Improvement Bonds, Series 2002,
                 4.300%, 9/15/21

        2,430   Commonwealth of Puerto Rico, General Obligation Public                7/11 at 100.00         AAA          2,585,763
                 Improvement Refunding Bonds, Series 2001,
                 5.125%, 7/01/30 - FSA Insured

        1,000   St. Mary's County, Maryland, General Obligation Hospital                No Opt. Call         AA-          1,159,110
                 Bonds, Series 2002, 5.000%, 10/01/12


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 39.3%

          500   Mayor and City Council of Baltimore, Maryland, Convention             9/08 at 102.00         AAA            547,860
                 Center Refunding Revenue Bonds, Series 1998,
                 5.000%, 9/01/19 - MBIA Insured

        1,000   Baltimore Board of School Commissioners, Maryland, City               5/13 at 100.00         AA+          1,134,190
                 Public School System Revenue Bonds, Series 2003A,
                 5.000%, 5/01/15 (WI, settling 6/05/03)

        5,000   Department of Transportation, Maryland, County                          No Opt. Call          AA          6,053,200
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

        2,200   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          2,293,302
                 Bonds, Maryland Department of Transportation Headquarters
                 Building, Series 2002, 4.750%, 6/01/22

        2,935   Maryland Economic Development Corporation, Montgomery                 9/12 at 100.00         AA+          3,340,500
                 County, Lease Revenue Bonds, Wayne Avenue Parking
                 Project, Series 2002A, 5.250%, 9/15/16

                Maryland Stadium Authority, Montgomery County Conference
                Center, Facilities Lease Revenue Bonds, Series 2003:
        1,465    5.000%, 6/15/21                                                      6/13 at 100.00         AA+          1,587,049
        1,620    5.000%, 6/15/23                                                      6/13 at 100.00         AA+          1,738,309

          700   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            847,413
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        3,500   Puerto Rico Infrastructure Financing Authority, Special Tax           1/08 at 101.00         AAA          3,643,745
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/28 -
                 AMBAC Insured


                                       29


                            Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI) (continued)
                                    Portfolio of INVESTMENTS May 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Bonds, Series 2002G:
$       1,000    5.250%, 7/01/17                                                      7/12 at 100.00          A-        $ 1,098,000
        1,205    5.250%, 7/01/20                                                      7/12 at 100.00          A-          1,297,351
        1,275    5.250%, 7/01/21                                                      7/12 at 100.00          A-          1,363,778

        2,000   Puerto Rico Municipal Finance Agency, 2002 Series A,                  8/12 at 100.00         AAA          2,122,640
                 5.000%, 8/01/27 - FSA Insured

        1,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,147,230
                 Appropriation Bonds, 1998 Series A, 5.125%, 6/01/24 -
                 AMBAC Insured

        2,000   Puerto Rico Public Finance Corporation, Series 2001A,                 8/11 at 100.00         AAA          2,106,040
                 Commonwealth Appropriation Bonds, 5.000%, 8/01/31 -
                 MBIA Insured

          935   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB+            996,953
                 Appropriation Bonds, 2002 Series E, 5.500%, 8/01/29


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 7.1%

        5,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          5,668,800
                 Obligation Bonds, 2000 Series A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.1%

        1,250   Maryland Energy Financing Administration, Limited Obligation          9/05 at 102.00         N/R          1,283,213
                 Cogeneration Revenue Bonds, AES Warrior Run Project,
                 Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)

        4,025   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          4,392,724
                  Series HH, 5.250%, 7/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.4%

        2,570   Baltimore, Maryland, Wastewater Project Revenue Bonds,                7/12 at 100.00         AAA          2,707,622
                 Series 2002A Refunding, 5.125%, 7/01/42 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     109,535   Total Long-Term Investments (cost $112,857,534) - 147.1%                                                117,239,131
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      1,460,953
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.9)%                                                        (39,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $79,700,084
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       30


                            Nuveen Virginia Premium Income Municipal Fund (NPV)

                            Portfolio of
                                    INVESTMENTS May 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 1.0%

$       1,670   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00          A-       $  1,466,026
                 Asset-Backed Bonds, Series 2002 Refunding, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.5%

        3,500   Industrial Development Authority of the City of Alexandria,          10/10 at 101.00         AAA          4,100,495
                 Virginia, Fixed-Rate Revenue Bonds, Institute for Defense
                 Analyses, Series 2000A, 5.900%, 10/01/30 - AMBAC Insured

                Industrial Development Authority of Danville, Virginia, Student
                Housing Revenue Bonds, Collegiate Housing Foundation - Averett
                College Project, Series 1999A:
          500    6.875%, 6/01/20                                                      6/09 at 102.00         N/R            492,625
        1,500    7.000%, 6/01/30                                                      6/09 at 102.00         N/R          1,477,650

        2,940   Industrial Development Authority of the City of Lynchburg,            9/03 at 102.00          A-          3,034,492
                 Virginia, Educational Facilities Revenue Bonds, Randolph-
                 Macon Women's College, Series 1993, 5.875%, 9/01/13
                 (Pre-refunded to 9/01/03)

        2,500   Industrial Development Authority of the City of Lynchburg,            9/03 at 102.00          A-          2,580,350
                 Virginia, Educational Facilities Revenue Bonds, Randolph-
                 Macon Woman's College, Series 1993, 5.875%, 9/01/23
                 (Pre-refunded to 9/01/03)

          500   Prince William County Park Authority, Virginia, Park Facilities      10/09 at 101.00          A3            537,850
                 Revenue Refunding and Improvement Bonds, Series 1999,
                 6.000%, 10/15/28

          500   Industrial Development Authority of Rockbridge County,                7/11 at 100.00         Ba1            489,050
                 Virginia, Virginia Horse Center, Revenue and Refunding
                 Bonds, Series 2001C, 6.850%, 7/15/21

        2,000   Virginia College Building Authority, Educational Facilities           9/11 at 100.00         AA+          2,111,200
                 Revenue Bonds, Public Higher Education Financing
                 Program, Series 2001A, 5.000%, 9/01/26

        3,000   Virginia College Building Authority, Educational Facilities          11/04 at 100.00         Aa1          3,175,920
                 Revenue Bonds, University of Richmond Project, Series
                 1994, 5.550%, 11/01/19 (Optional put 11/01/04)

        1,000   Virginia College Building Authority, Educational Facilities             No Opt. Call         AAA          1,164,200
                 Revenue Bonds, Washington and Lee University Project,
                 Series 1998, 5.250%, 1/01/31 - MBIA Insured

        1,000   Virginia College Building Authority, Educational Facilities           4/10 at 101.00          A+          1,137,410
                 Revenue Bonds, Hampton University Project, Series 2000,
                 6.000%, 4/01/20


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 22.7%

        2,000   Albemarle County Industrial Development Authority,                   10/12 at 100.00          A2          2,046,240
                 Virginia, Hospital Revenue Bonds, Martha Jefferson
                 Hospital, Series 2002, 5.250%, 10/01/35

        4,850   Industrial Development Authority of Fairfax County, Virginia,           No Opt. Call          AA          5,322,342
                 Hospital Revenue Refunding Bonds, Inova Health System
                 Hospitals Project, Series 1993A, 5.000%, 8/15/23

        1,200   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3          1,224,336
                 Revenue Bonds, Medicorp Health System, Series 2002B,
                 5.125%, 6/15/33

        4,650   Hanover County Industrial Development Authority, Virginia,            8/05 at 102.00         AAA          5,066,594
                 Hospital Revenue Bonds, Bon Secours Health System
                 Obligated Group, Series 1995, 5.500%, 8/15/25 -
                 MBIA Insured

        1,500   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-          1,590,930
                 Revenue Bonds, Bon Secours Health System, Inc.,
                 Series 2002A, 5.600%, 11/15/30

        1,500   Henrico County Industrial Development Authority, Virginia,              No Opt. Call         AAA          1,915,755
                 Healthcare Revenue Bonds, Bon Secours Health, Series 1996,
                 6.250%, 8/15/20 - MBIA Insured

                Loudoun County Industrial Development Authority, Virginia,
                Loudoun Hospital Center Revenue Bonds, Series 2002A:
          375    6.000%, 6/01/22                                                      6/12 at 101.00        BBB-            395,325
          800    6.100%, 6/01/32                                                      6/12 at 101.00        BBB-            839,376

        2,260   Manassas Industrial Development Authority, Virginia, Hospital         4/13 at 100.00          A2          2,318,331
                 Revenue Bonds, Prince William Hospital, Series 2002,
                 5.250%, 4/01/33


                                       31


                            Nuveen Virginia Premium Income Municipal Fund (NPV) (continued)
                                    Portfolio of INVESTMENTS May 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE (continued)

$       4,750   Medical College of Virginia Hospitals Authority, General              7/08 at 102.00         AAA        $ 5,009,873
                 Revenue Bonds, Series 1998, 5.125%, 7/01/23 -
                 MBIA Insured

        2,500   Industrial Development Authority of the City of Norfolk,             11/04 at 102.00          AA          2,723,450
                 Virginia, Hospital Revenue and Refunding Bonds,
                 Sentara Hospitals - Norfolk, Series 1994A,
                 6.500%, 11/01/13

        3,000   Industrial Development Authority of the County of Roanoke,            7/12 at 100.00         AAA          3,380,070
                 Virginia, Hospital Revenue Bonds, Carilion Health System,
                 Series 2002A, 5.500%, 7/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.5%

          515   Industrial Development Authority of Arlington County,                 7/05 at 102.00           A            546,147
                 Virginia, Multifamily Housing Mortgage Revenue Bonds,
                 Arlington Housing Corporation, 1995 Series, 5.700%, 7/01/07

        1,505   Industrial Development Authority of Arlington County,                 5/10 at 100.00         Aaa          1,640,917
                 Virginia, Multifamily Housing Revenue Bonds, Patrick
                 Henry Apartments Project, Series 2000, 6.050%, 11/01/32
                 (Alternative Minimum Tax) (Mandatory put 11/01/20)

        4,445   Hampton Redevelopment and Housing Authority, Virginia,                7/03 at 102.00        A-1+          4,597,197
                 Multifamily Housing Revenue Refunding Bonds, Series 1994,
                 Chase Hampton II Apartments, 7.000%, 7/01/24 (Mandatory
                 put 7/01/04)

        1,495   Economic Development Authority of Henrico County, Virginia,           7/09 at 102.00         AAA          1,687,451
                 Beth Sholom Assisted Living Revenue Bonds, GNMA
                 Mortgage-Backed Securities, Financing Series 1999A,
                 5.900%, 7/20/29

        1,000   Lynchburg Redevelopment and Housing Authority, Virginia,              4/10 at 102.00         AAA          1,064,530
                 Vistas Revenue Bonds - GNMA Mortgage-Backed Securities
                 Financing, Series 2000A, 6.200%, 1/20/40 (Alternative
                 Minimum Tax)

        2,355   Suffolk Redevelopment and Housing Authority, Virginia,                7/03 at 100.00         AAA          2,357,355
                 Mortgage Revenue Refunding Bonds, Series 1993, FHA-Insured
                 Mortgage Loan - Wilson Pines Apartments, Section 8 Assisted
                 Project, 6.125%, 1/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.5%

        1,000   Puerto Rico Housing Finance Authority, Home Mortgage                  6/13 at 100.00         AAA          1,020,240
                 Revenue Bonds, Mortgage-Backed Securities Program,
                 Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

        1,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          1,049,920
                 Mortgage Bonds, 2001 Series H, Subseries H-1,
                 5.350%, 7/01/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.5%

        2,000   Industrial Development Authority of the County of Charles               No Opt. Call         BBB          2,078,620
                 City, Virginia, Solid Waste Disposal Facility Revenue
                 Refunding Bonds, USA Waste of Virginia, Inc. Project,
                 Series 1999, 4.875%, 2/01/09 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.6%

                Industrial Development Authority of the City of Winchester,
                Virginia, Residential Care Facility First Mortgage Revenue
                Bonds, Westminster-Canterbury of Winchester, Inc., Series 1998:
        1,350    5.750%, 1/01/18                                                      7/03 at 102.00         N/R          1,317,411
        1,000    5.750%, 1/01/27                                                      7/03 at 102.00         N/R            943,370


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.0%

          500   Industrial Development Authority of the County of Bedford,            2/08 at 102.00         Ba3            377,350
                 Virginia, Industrial Development Refunding Revenue Bonds,
                 Nekoosa Packaging Corporation, Series 1998,
                 5.600%, 12/01/25 (Alternative Minimum Tax)

        1,900   Industrial Development Authority of the County of Bedford,           12/09 at 101.00         Ba3          1,639,187
                 Virginia, Industrial Development Refunding Revenue Bonds,
                 Nekoosa Packaging Corporation, Series 1999A,
                 6.550%, 12/01/25 (Alternative Minimum Tax)

        1,000   Industrial Development Authority of Goochland County,                12/08 at 101.00         Ba3            759,900
                 Virginia, Industrial Development Refunding Revenue Bonds,
                 Nekoosa Packaging Corporation Project, Series 1998,
                 5.650%, 12/01/25 (Alternative Minimum Tax)


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL - 13.3%

$       2,060   City of Chesapeake, Virginia, General Obligation Water                6/13 at 100.00          AA       $  2,213,511
                 and Sewer Bonds, Series 2003B, 5.000%, 6/01/23
                 (WI, settling 6/19/03)

                Hampton, Virginia, Public Improvement General Obligation Bonds,
                Series 2000:
          890    5.750%, 2/01/17                                                      2/10 at 102.00          AA          1,047,699
        2,000    6.000%, 2/01/20                                                      2/10 at 102.00          AA          2,383,000

        1,355   Harrisonburg, Virginia, General Obligation Bonds,                     7/12 at 101.00         AAA          1,489,497
                 Series 2002A, Public Safety and Steam Plant,
                 5.000%, 7/15/19 - FGIC Insured

          585   Loudoun County, Virginia, General Obligation Public                   5/12 at 100.00         AA+            641,915
                  Improvement Bonds, Series 2002A, 5.250%, 5/01/22

                Newport News, Virginia, General Obligation Bonds,
                Series 2002A, General Improvement and Water Projects:
        2,770    5.000%, 7/01/19                                                      7/13 at 100.00          AA          3,062,152
        1,000    5.000%, 7/01/20                                                      7/13 at 100.00          AA          1,095,780

        1,830   Newport News, Virginia, General Obligation Bonds,                    11/13 at 100.00          AA          2,087,627
                 Series 2003B, 5.000%, 11/01/15 (WI, settling 6/3/03)

        1,400   Northern Mariana Islands Commonwealth, General Obligation             6/10 at 100.00           A          1,522,752
                 Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,430   Roanoke, Virginia, General Obligation Public Improvement             10/12 at 101.00          AA          1,604,388
                 Bonds, Series 2002A, 5.000%, 10/01/17

        1,425   Virginia Beach, Virginia, General Obligation Public                   6/11 at 101.00         AA+          1,547,963
                 Improvement Bonds, Series 2001, 5.000%, 6/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 24.8%

          750   Bristol, Virginia, General Obligation Utility System                 11/12 at 102.00         AAA            808,553
                 Revenue Bonds, Series 2002, 5.000%, 11/01/24 -
                 FSA Insured

                Cumberland County, Virginia, Certificates of Participation,
                Series 1997:
        1,075    6.200%, 7/15/12                                                        No Opt. Call         N/R          1,195,239
        1,350    6.375%, 7/15/17                                                        No Opt. Call         N/R          1,531,926

          500   Industrial Development Authority of Dinwiddie County,                 2/07 at 102.00         N/R            527,380
                 Virginia, Lease Revenue Bonds, Dinwiddie County School
                 Facilities Project, Series 1997A, 6.000%, 2/01/18

        1,000   Fairfax County Economic Development Authority,                        9/09 at 102.00          AA          1,194,680
                 Virginia, Parking Revenue Bonds, Vienna II Metrorail
                 Station Project, 1999 First Series, 6.000%, 9/01/18

                Greater Richmond Convention Center Authority, Virginia, Hotel
                Tax Revenue Bonds, Convention Center Expansion Project, Series
                2000:
          600    6.125%, 6/15/25                                                      6/10 at 101.00          A-            680,322
        2,000    6.125%, 6/15/29                                                      6/10 at 101.00          A-          2,258,560

        3,000   Hampton Roads Regional Jail Authority, Virginia, Regional             7/06 at 102.00         AAA          3,346,380
                 Jail Facility Revenue Bonds, Series 1996A, 5.500%, 7/01/24 -
                 MBIA Insured

        1,230   Middlesex County, Virginia, Industrial Development                    8/09 at 102.00         AAA          1,457,292
                 Authority, Lease Revenue Bonds, School Facilities Project,
                 Series 1999, 6.000%, 8/01/24 - MBIA Insured

        1,200   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,452,708
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        2,000   Puerto Rico Highway and Transportation Authority,                     7/12 at 100.00         AAA          2,115,880
                 Transportation Revenue Bonds, Series D, 5.000%, 7/01/32 -
                 FSA Insured

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Bonds, Series 2002D Refunding:
        1,000    5.250%, 7/01/27                                                      7/12 at 100.00          A-          1,049,530
        1,200    5.250%, 7/01/36                                                      7/12 at 100.00          A-          1,251,192

        2,000   Virgin Islands Public Finance Authority, Revenue Bonds,              10/10 at 101.00        BBB-          2,305,880
                 Virgin Islands Gross Receipts Tax Loan Note, Series 1999A,
                 6.500%, 10/01/24

        2,250   Virginia College Building Authority, Educational Facilities           2/09 at 101.00         AA+          2,622,240
                 Revenue Bonds, 21st Century College Program, Series 2000,
                 6.000%, 2/01/20


                                       33


                            Nuveen Virginia Premium Income Municipal Fund (NPV) (continued)
                                    Portfolio of INVESTMENTS May 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       2,000   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+       $  2,135,380
                 Revenue Bonds, 21st Century College and Equipment
                 Program, Series 2002A, 5.000%, 2/01/22

        2,000   Virginia Public School Authority, School Financing Bonds,             8/10 at 101.00         AA+          2,185,360
                 1997 Resolution, Series 2000B, 5.000%, 8/01/18

                Virginia Resources Authority, Infrastructure Revenue Bonds,
                Pooled Loan Bond Program, Series 2000B:
        1,120    5.500%, 5/01/20 - FSA Insured                                        5/10 at 101.00         AAA          1,268,770
        3,060    5.500%, 5/01/30 - FSA Insured                                        5/10 at 101.00         AAA          3,400,547

        1,740   Virginia Resources Authority, Infrastructure Revenue Bonds,           5/11 at 101.00          AA          1,895,121
                 Pooled Loan Bond Program, Series 2002A, 5.000%, 5/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.8%

        1,400   Metropolitan Washington Airports Authority, Virginia, Airport        10/07 at 101.00         Aa3          1,462,314
                 System Revenue Bonds, Series 1997A, 5.375%, 10/01/23

        4,000   Norfolk Airport Authority, Virginia, Airport Revenue Bonds,           7/11 at 100.00         AAA          4,225,200
                 Series 2001A, 5.125%, 7/01/31 - FGIC Insured

          530   Pocahontas Parkway Association, Virginia, Route 895                   8/08 at 102.00        Baa3            358,953
                 Connector Toll Road Senior Lien Revenue Bonds, Series 1998A,
                 5.500%, 8/15/28

        1,500   Richmond Metropolitan Authority, Virginia, Expressway                   No Opt. Call         AAA          1,745,595
                 Revenue Bonds, Series 2002 Refunding, 5.250%, 7/15/22 -
                 FGIC Insured

        6,065   Virginia Port Authority, Port Facilities Revenue Bonds,               7/07 at 101.00         AAA          6,666,102
                 Series 1997, 5.600%, 7/01/27 (Alternative Minimum Tax) -
                 MBIA Insured

        2,000   Virginia Resources Authority, Airport Revolving Fund                  2/11 at 100.00         Aa2          2,157,440
                 Revenue Bonds, Series 2001A, 5.250%, 8/01/23


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 11.4%

        1,530   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,718,817
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        4,200   Commonwealth of Puerto Rico, General Obligation Public                7/06 at 101.50       A-***          4,769,436
                 Improvement Bonds of 1996, 5.400%, 7/01/25 (Pre-refunded
                 to 7/01/06)

        2,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,834,400
                 Obligation Bonds, 2000 Series A, 5.500%, 10/01/40

        3,955   Virginia Resources Authority, Water and Sewer System                 10/07 at 100.00       AA***          4,563,872
                 Revenue Bonds, 1995 Series A, Sussex County Project,
                 5.600%, 10/01/25 (Pre-refunded to 10/01/07)

        2,000   City of Winchester, Virginia, General Obligation Public               1/04 at 102.00       AA***          2,095,720
                 Improvement and Refunding Bonds, Series 1994
                 5.500%, 1/15/14 (Pre-refunded to 1/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.7%

        2,500   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00        BBB-          2,586,600
                 Virginia, Exempt Facility Revenue Bonds, UAE LP Project,
                 Series 2002 Refunding, 6.500%, 10/15/17

        3,500   City of Richmond, Virginia, Public Utility Revenue Bonds,             1/08 at 101.00         AAA          3,651,655
                 Series 1998A Refunding, 5.125%, 1/15/28 - FGIC Insured

                City of Richmond, Virginia, Public Utility Revenue Bonds,
                Series 2002 Refunding:
          750    5.000%, 1/15/27 - FSA Insured                                        1/12 at 100.00         AAA            790,448
        1,600    5.000%, 1/15/33 - FSA Insured                                        1/12 at 100.00         AAA          1,679,328

        6,150   Southeastern Public Service Authority of Virginia, Senior             7/03 at 102.00          A-          6,299,199
                 Revenue Bonds, Series 1993, Regional Solid Waste System,
                 6.000%, 7/01/17 (Alternative Minimum Tax) (Pre-refunded
                 to 7/03/03)


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER - 18.4%

$       2,000   Fairfax County, Virginia, Sewer Revenue Bonds, Series 1996,           7/06 at 102.00         AAA        $ 2,257,440
                 5.875%, 7/15/28 - MBIA Insured

        2,000   Fairfax County Water Authority, Virginia, Water Revenue               4/10 at 101.00         AAA          2,286,120
                 Bonds, Series 2000, 5.625%, 4/01/25

                Fairfax County Water Authority, Virginia, Water Revenue
                Bonds, Series 2002 Refunding:
        2,030    5.375%, 4/01/19                                                      4/12 at 100.00         AAA          2,294,814
        1,000    5.000%, 4/01/27                                                      4/12 at 100.00         AAA          1,055,470

        1,650   Henrico County, Virginia, Water and Sewer System Revenue              5/09 at 102.00         AA+          1,734,909
                 and Refunding Bonds, Series 1999, 5.000%, 5/01/28

        6,200   City of Norfolk, Virginia, Water Revenue Bonds, Series 1995,         11/05 at 102.00         AAA          6,911,016
                 5.875%, 11/01/20 - MBIA Insured

                City of Norfolk, Virginia, Water Revenue and Refunding Bonds,
                Series 2001:
        1,310    5.000%, 11/01/21 - FGIC Insured                                     11/11 at 100.00         AAA          1,401,857
        1,380    5.000%, 11/01/22 - FGIC Insured                                     11/11 at 100.00         AAA          1,467,023

        1,955   Rivanna Water and Sewer Authority, Virginia, Regional Water          10/09 at 101.00         Aa3          2,134,313
                 and Sewer System Revenue Bonds, Series 1999,
                 5.625%, 10/01/29

        1,000   Upper Occoquan Sewage Authority, Virginia, Regional                   1/04 at 102.00         AAA          1,037,630
                 Sewerage System Revenue Refunding Bonds, Series 1993,
                 5.000%, 7/01/21 - FGIC Insured

        2,250   City of Virginia Beach, Virginia, Storm Water Utility Revenue         9/10 at 101.00         Aa3          2,667,015
                 Bonds, Series 2000, 6.000%, 9/01/24

          500   Virginia Resources Authority, Clean Water State Revolving            10/10 at 100.00         AAA            576,332
                 Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------
$     186,335   Total Long-Term Investments (cost $184,634,591) - 143.7%                                                201,487,727
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.4%

        2,000   Loudoun County Industrial Development Authority, Virginia,                                  A-1+          2,000,000
                 Variable Rate Demand Revenue Bonds, Howard Hughes
                 Medical Institute, Series 2003E, 1.300%, 2/15/38+
------------------------------------------------------------------------------------------------------------------------------------
$       2,000   Total Short-Term Investments (cost $2,000,000)                                                            2,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $186,634,591) - 145.1%                                                          203,487,727
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.4%                                                                        535,455
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (45.5)%                                                        (63,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $140,223,182
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       35


                            Nuveen Virginia Dividend Advantage Municipal Fund (NGB)

                            Portfolio of
                                    INVESTMENTS May 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 4.4%

                Guam Economic Development Authority, Asset-Backed Bonds,
                Series 2001A:
$         155    5.000%, 5/15/22                                                      5/11 at 100.00        Baa2        $   152,664
          850    5.400%, 5/15/31                                                      5/11 at 100.00        Baa2            751,502

        1,400   Guam Economic Development Authority, Asset-Backed Bonds,              5/11 at 100.00        Baa2          1,197,532
                 2001 Series B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 11.1%

          500   Industrial Development Authority of the City of Danville,             3/11 at 102.00         N/R            507,900
                 Virginia, Educational Facilities Revenue Bonds, Averett
                 University Project, Series 2001, 6.000%, 3/15/22

          850   Prince William County Park Authority, Virginia, Park Facilities      10/09 at 101.00          A3            914,345
                 Revenue Refunding and Improvement Bonds, Series 1999,
                 6.000%, 10/15/28

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Series 1999, Ana G. Mendez
                University System Project:
          160    5.375%, 2/01/19                                                      2/09 at 101.00         BBB            168,869
          320    5.375%, 2/01/29                                                      2/09 at 101.00         BBB            330,112

          465   Industrial Development Authority of Rockbridge County,                  No Opt. Call         Ba1            438,281
                 Virginia, Virginia Horse Center Revenue and Refunding
                 Bonds, Series 2001B, 6.125%, 7/15/11

        1,000   Industrial Development Authority of Rockbridge County,                7/11 at 100.00         Ba1            978,100
                 Virginia, Virginia Horse Center Revenue and Refunding
                 Bonds, Series 2001C, 6.850%, 7/15/21

        1,325   Virginia College Building Authority, Educational Facilities           9/10 at 100.00         AA+          1,458,931
                 Revenue Bonds, Public Higher Education Financing
                 Program, Series 2000A, 5.000%, 9/01/17

          500   Virginia College Building Authority, Educational Facilities           7/08 at 101.00          AA            531,340
                 Revenue and Refunding Bonds, Marymount University
                 Project, Series 1998, 5.100%, 7/01/18 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.8%

                Industrial Development Authority of Albemarle County, Virginia,
                Hospital Refunding Revenue Bonds, Martha Jefferson Hospital,
                Series 1993:
        1,000    5.500%, 10/01/15                                                    10/03 at 102.00          A2          1,024,710
        1,000    5.500%, 10/01/20                                                    10/03 at 102.00          A2          1,022,650

        1,000   Industrial Development Authority of Fauquier County,                 10/12 at 102.00          AA          1,050,990
                 Virginia, Hospital Revenue Bonds, Fauquier Hospital,
                 Series 2002, 5.250%, 10/01/25 - RAAI Insured

        2,000   Industrial Development Authority of the City of                       6/07 at 102.00         AAA          2,227,860
                 Fredericksburg, Virginia, Hospital Facilities Revenue Refunding
                 Bonds, MediCorp Health System Obligated Group, Series 1996,
                 5.250%, 6/15/16 - AMBAC Insured

          500   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3            510,140
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

          500   Henrico County, Virginia, Economic Development Authority             11/12 at 100.00          A-            530,310
                 Revenue Bonds, Bon Secours Health System, Inc.,
                 Series 2002A, 5.600%, 11/15/30

          425   Loudoun County Industrial Development Authority, Virginia,            6/12 at 101.00        BBB-            448,035
                 Loudoun Hospital Center Revenue Bonds, Series 2002A,
                 6.000%, 6/01/22

        1,000   Industrial Development Authority of the City of Lynchburg,            1/08 at 101.00          A+          1,029,420
                 Virginia, Healthcare Facilities Revenue and Refunding Bonds,
                 Centra Health, Series 1998, 5.200%, 1/01/23

          675   Manassas Industrial Development Authority, Virginia,                  4/13 at 100.00          A2            692,422
                 Hospital Revenue Bonds, Prince William Hospital, Series 2002,
                 5.250%, 4/01/33

        1,000   Industrial Development Authority of the City of Norfolk,              8/07 at 102.00         AAA          1,049,830
                  Virginia, Healthcare Revenue Bonds, Series 1997, Bon Secours
                 Health System, 5.250%, 8/15/26 - MBIA Insured

          800   Industrial Development Authority of the City of Norton,              12/11 at 101.00           A            876,120
                 Virginia, Hospital Revenue Bonds, Norton Community Hospital
                 Refunding and Improvement, Series 2001, 6.000%, 12/01/22 -
                 ACA Insured


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY - 4.4%

$       1,000   Industrial Development Authority of Arlington County,                11/11 at 102.00         AAA        $ 1,062,970
                 Virginia, Multifamily Housing Mortgage Revenue Bonds,
                 Arlington View Terrace Apartments, Series 2001,
                 5.150%, 11/01/31 (Alternative Minimum Tax) (Mandatory
                 put 11/01/19)

        1,000   Virginia Housing Development Authority, Rental Housing               10/10 at 100.00         AA+          1,074,090
                 Bonds, 2000 Series G, 5.625%, 10/01/20 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.2%

        1,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          1,049,920
                 Mortgage Bonds, 2001 Series H, Subseries H-1,
                 5.350%, 7/01/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 4.2%

        2,000   Industrial Development Authority of Albemarle County,                 1/12 at 100.00         N/R          2,034,040
                 Virginia, Residential Care Facility Revenue Bonds, Westminster
                 Canterbury of the Blue Ridge First Mortgage, Series 2001,
                 6.200%, 1/01/31


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 0.4%

           25   Industrial Development Authority of Bedford County, Virginia,         2/08 at 102.00         Ba3             18,868
                 Industrial Development Refunding Revenue Bonds, Nekoosa
                 Packaging Corporation, Series 1998, 5.600%, 12/01/25
                 (Alternative Minimum Tax)

           20   Industrial Development Authority of the County of Bedford,           12/09 at 101.00         Ba3             17,255
                 Virginia, Industrial Development Refunding Revenue Bonds,
                 Nekoosa Packaging Corporation, Series 1999A,
                 6.550%, 12/01/25 (Alternative Minimum Tax)

          220   Industrial Development Authority of Goochland County,                12/08 at 101.00         Ba3            167,178
                 Virginia, Industrial Development Refunding Revenue Bonds,
                 Nekoosa Packaging Corporation Project, Series 1998,
                 5.650%, 12/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 26.9%

        2,000   County of Chesterfield, Virginia, General Obligation Public           1/11 at 100.00         AAA          2,164,100
                 Improvement Bonds, Series 2001, 5.000%, 1/15/21

        3,310   Town of Leesburg, Virginia, General Obligation Public                 1/11 at 101.00         AAA          3,599,261
                 Improvement Bonds, Series 2000, 5.125%, 1/15/21 -
                 FGIC Insured

        1,540   Loudoun County, Virginia, General Obligation Public Improvement       1/11 at 101.00         AA+          1,701,253
                 Bonds, Series 2001B, 5.250%, 1/01/20

        1,000   Newport News, Virginia, General Obligation Bonds,                     5/10 at 102.00          AA          1,169,570
                 Series 2000A, 5.625%, 5/01/16

          320   Northern Mariana Islands Commonwealth, General Obligation             6/10 at 100.00           A            348,058
                 Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,300   City of Richmond, Virginia, General Obligation Public                 1/10 at 101.00         AAA          1,383,642
                 Improvement and Refunding Bonds, Series 1999A,
                 5.125%, 1/15/24 - FSA Insured

        2,425   Virginia Beach, Virginia, General Obligation Public                   6/11 at 101.00         AA+          2,616,842
                 Improvement Bonds, Series 2001, 5.000%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 12.0%

          350   Bell Creek Community Development Authority, Virginia, Special         3/13 at 101.00         N/R            355,971
                 Assessment Bonds, Series 2003A, 6.750%, 3/01/22

          500   Broad Street Community Development Authority, Virginia,               6/13 at 102.00         N/R            497,635
                 Revenue Bond, Series 2003, 7.500%, 6/01/33

          500   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            605,295
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

          960   Virgin Islands Public Finance Authority, Revenue Bonds,              10/10 at 101.00        BBB-          1,115,827
                 Virgin Islands Gross Receipts Tax Loan Note, Series 1999A,
                 6.375%, 10/01/19

          500   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+            533,845
                 Revenue Bonds, 21st Century College and Equipment
                 Program, Series 2002A, 5.000%, 2/01/22

          430   Virginia Commonwealth Transportation Board, Transportation            5/07 at 101.00         AA+            471,517
                 Revenue Bonds, Northern Virginia Transportation District
                 Program, Series 1997B Refunding, 5.125%, 5/15/19

        2,000   Virginia Public School Authority, School Financing Bonds,             8/11 at 101.00         AA+          2,182,540
                 1997 Resolution, Series 2001A, 5.000%, 8/01/19


                                       37


                            Nuveen Virginia Dividend Advantage Municipal Fund (NGB) (continued)
                                    Portfolio of INVESTMENTS May 31, 2003


    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TRANSPORTATION - 24.3%

$       1,750   Capital Region Airport Commission, Richmond, Virginia,                7/05 at 102.00         AAA        $ 1,915,568
                 International Airport Projects, Airport Revenue Bonds,
                 Series 1995A, 5.625%, 7/01/20 - AMBAC Insured

        1,000   Chesapeake Bay and Bridge Tunnel Commission, Virginia,                  No Opt. Call         AAA          1,185,080
                 District Revenue Bonds, General Resolution Refunding,
                 Series 1998, 5.500%, 7/01/25 - MBIA Insured

        3,000   Metropolitan Washington D.C. Airports Authority, Airport             10/11 at 101.00         AAA          3,195,360
                 System Revenue Bonds, Series 2001A, 5.500%, 10/01/27
                 (Alternative Minimum Tax) - MBIA Insured

          250   Metropolitan Washington Airports Authority, Airport System           10/11 at 101.00         AAA            266,595
                 Revenue Bonds, Series 2001B, 5.000%, 10/01/21 -
                 MBIA Insured

        1,500   Norfolk Airport Authority, Virginia, Airport Revenue Bonds,           7/11 at 100.00         AAA          1,584,450
                 Series 2001A, 5.125%, 7/01/31 - FGIC Insured

                Pocahontas Parkway Association, Virginia, Route 895 Connector
                Toll Road Senior Lien Revenue Bonds, Series 1998A:
           25    5.000%, 8/15/05                                                        No Opt. Call        Baa3             23,401
          200    5.250%, 8/15/07                                                        No Opt. Call        Baa3            178,218
          200    5.500%, 8/15/28                                                      8/08 at 102.00        Baa3            135,454

          500   Richmond Metropolitan Authority, Virginia, Expressway                   No Opt. Call         AAA            581,865
                 Revenue Bonds, Series 2002 Refunding, 5.250%, 7/15/22 -
                 FGIC Insured

        1,225   Virginia Resources Authority, Airport Revolving Fund Revenue          2/11 at 100.00         Aa2          1,321,432
                 Bonds, Series 2001A, 5.250%, 8/01/23

        1,250   Virginia Resources Authority, Airport Revolving Fund Revenue          2/11 at 100.00         Aa2          1,283,963
                 Bonds, Series 2001B, 5.125%, 8/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.5%

          610   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            685,280
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, 2000 Series A:
        1,500    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          1,699,695
        1,500    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          1,700,640


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.9%

        1,000   City of Bristol, Virginia, Utility System Revenue and Refunding       7/11 at 102.00         AAA          1,079,510
                 Bonds, Series 2001, 5.000%, 7/15/21 - FSA Insured

        1,000   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00        BBB-          1,034,640
                 Virginia, Exempt Facility Revenue Bonds, UAE LP Project,
                 Series 2002 Refunding, 6.500%, 10/15/17

        1,725   Puerto Rico Electric Power Authority, Power Revenue                   7/05 at 100.00          A-          1,805,972
                 Refunding Bonds, Series Z, 5.250%, 7/01/21

                City of Richmond, Virginia, Public Utility Revenue Bonds,
                Series 2002 Refunding:
          500    5.000%, 1/15/27 - FSA Insured                                        1/12 at 100.00         AAA            526,965
        1,200    5.000%, 1/15/33 - FSA Insured                                        1/12 at 100.00         AAA          1,259,496


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 14.3%

        2,000   Fairfax County Water Authority, Virginia, Water Refunding               No Opt. Call         AAA          2,276,580
                 Revenue Bonds, Series 1997, 5.000%, 4/01/21

        2,000   Henrico County, Virginia, Water and Sewer System Revenue              5/09 at 102.00         AA+          2,125,480
                 and Refunding Revenue Bonds, Series 1999, 5.000%, 5/01/22


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER (continued)

$         520   Prince William County Service Authority, Virginia, Water              7/09 at 101.00         AAA        $   593,159
                 and Sewer System Revenue Bonds, Series 1999,
                 5.500%, 7/01/19 - FGIC Insured

        1,680   Virginia Resources Authority, Clean Water State Revolving            10/10 at 100.00         AAA          1,886,603
                  Fund Revenue Bonds, Series 2000, 5.400%, 10/01/20
------------------------------------------------------------------------------------------------------------------------------------
$      65,960   Total Long-Term Investments (cost $66,139,784) - 146.4%                                                  70,407,146
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.5%                                                                      1,694,364
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.9)%                                                        (24,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $48,101,510
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                                       39


                            Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)

                            Portfolio of
                                       INVESTMENTS May 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 1.2%

$       1,250   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00          A-        $ 1,097,325
                 Asset-Backed Bonds, Series 2002 Refunding, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 7.0%

        1,000   Fairfax County Economic Development Authority, Virginia,              9/09 at 101.00         Aaa          1,094,300
                 Revenue Bonds, National Wildlife Federation Project,
                 Series 1999, 5.375%, 9/01/29 - MBIA Insured

        3,000   Puerto Rico Industrial, Tourist, Educational, Medical and            12/12 at 101.00         BBB          3,200,970
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Series 2002, Ana G. Mendez
                 University System Project Refunding, 5.375%, 12/01/21

        2,000   Virginia College Building Authority, Educational Facilities           9/11 at 100.00         AA+          2,111,200
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2001A, 5.000%, 9/01/26


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.2%

        1,500   Albemarle County Industrial Development Authority, Virginia,         10/12 at 100.00          A2          1,534,680
                 Hospital Revenue Bonds, Martha Jefferson Hospital,
                 Series 2002, 5.250%, 10/01/35

        3,000   Industrial Development Authority of Fauquier County, Virginia,       10/12 at 102.00          AA          3,152,970
                 Hospital Revenue Bonds, Fauquier Hospital, Series 2002,
                 5.250%, 10/01/25 - RAAI Insured

          800   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3            816,224
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

        1,000   Henrico County, Virginia, Economic Development Authority,            11/12 at 100.00          A-          1,060,620
                 Revenue Bonds, Bon Secours Health System, Inc.,
                 Series 2002A, 5.600%, 11/15/30

                Loudoun County Industrial Development Authority, Virginia,
                Loudoun Hospital Center Revenue Bonds, Series 2002A:
          250    6.000%, 6/01/22                                                      6/12 at 101.00        BBB-            263,550
          600    6.100%, 6/01/32                                                      6/12 at 101.00        BBB-            629,532

        1,355   Manassas Industrial Development Authority, Virginia, Hospital         4/13 at 100.00          A2          1,389,973
                 Revenue Bonds, Prince William Hospital, Series 2002,
                 5.250%, 4/01/33

        1,200   Industrial Development Authority of the City of Norton,              12/11 at 101.00           A          1,314,180
                 Virginia, Hospital Revenue Bonds, Norton Community
                 Hospital Refunding and Improvement, Series 2001,
                 6.000%, 12/01/22 - ACA Insured

        1,000   Industrial Development Authority of the County of Prince             10/08 at 102.00         Aaa          1,074,280
                 William, Virginia, Hospital Facility Refunding Revenue
                 Bonds, Potomac Hospital Corporation of Prince William,
                 Series 1998, 5.000%, 10/01/18 - FSA Insured

        3,915   Industrial Development Authority of the County of Roanoke,            7/12 at 100.00         AAA          4,382,294
                 Virginia, Hospital Revenue Bonds, Carilion Health System,
                 Series 2002A, 5.500%, 7/01/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 8.6%

        7,485   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          7,858,651
                 Mortgage Bonds, 2001 Series H, Subseries H-1,
                 5.350%, 7/01/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 0.4%

           40   Industrial Development Authority of the County of Bedford,            2/08 at 102.00         Ba3             30,188
                 Virginia, Industrial Development Refunding Revenue Bonds,
                 Nekoosa Packaging Corporation, Series 1998,
                 5.600%, 12/01/25 (Alternative Minimum Tax)

          460   Industrial Development Authority of Goochland County,                12/08 at 101.00         Ba3            349,554
                 Virginia, Industrial Development Refunding Revenue Bonds,
                 Nekoosa Packaging Corporation Project, Series 1998,
                 5.650%, 12/01/25 (Alternative Minimum Tax)


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL - 30.0%

$       1,750   City of Chesapeake, Virginia, General Obligation Public              12/11 at 100.00          AA        $ 2,038,645
                 Improvement Bonds, Series 2001 Refunding,
                 5.500%, 12/01/16

        1,880   City of Chesapeake, Virginia, General Obligation Water                6/13 at 100.00          AA          2,042,620
                 and Sewer Bonds, Series 2003B, 5.000%, 6/01/21
                 (WI, settling 6/19/03)

        1,730   Loudoun County, Virginia, General Obligation Public                  11/11 at 101.00         AA+          1,835,651
                 Improvement Bonds, Series 2001C, 4.500%, 11/01/17

          540   Loudoun County, Virginia, General Obligation Public                   5/12 at 100.00         AA+            592,537
                 Improvement Bonds, Series 2002A, 5.250%, 5/01/22

        1,840   Newport News, Virginia, General Obligation Bonds,                     7/13 at 100.00          AA          2,016,235
                 Series 2002A, General Improvement and Water Projects,
                 5.000%, 7/01/20

          525   City of Portsmouth, Virginia, General Obligation Public Utility       6/08 at 100.00         AAA            561,005
                 Bonds, Series 2001B Refunding, 5.000%, 6/01/21 -
                 FGIC Insured

                Powhatan County, Virginia, General Obligation Bonds, Series 2001:
          660    5.000%, 1/15/23 - AMBAC Insured                                      1/11 at 101.00         AAA            702,016
        2,000    5.000%, 1/15/27 - AMBAC Insured                                      1/11 at 101.00         AAA          2,115,260

                City of Roanoke, Virginia, General Obligation Public Improvement
                Bonds, Series 2002A:
        2,400    5.000%, 10/01/18                                                    10/12 at 101.00          AA          2,674,416
        2,435    5.000%, 10/01/19                                                    10/12 at 101.00          AA          2,693,037

        1,280   City of Roanoke, Virginia, General Obligation Public Improvement     10/12 at 101.00         AAA          1,423,130
                 Bonds, Series 2002B, 5.000%, 10/01/15 (Alternative
                 Minimum Tax) - FGIC Insured

                City of Salem, Virginia, General Obligation Public Improvement
                Bonds, Series 2002:
        1,145    5.375%, 1/01/21                                                      1/12 at 100.00         Aa3          1,271,156
        1,200    5.375%, 1/01/22                                                      1/12 at 100.00         Aa3          1,326,672
        1,260    5.375%, 1/01/23                                                      1/12 at 100.00         Aa3          1,388,180
        1,325    5.375%, 1/01/24                                                      1/12 at 100.00         Aa3          1,455,738

        1,500   City of Virginia Beach, Virginia, General Obligation Public           6/11 at 101.00         AA+          1,641,375
                 Improvement Bonds, Series 2001, 5.000%, 6/01/19

        1,420   City of Virginia Beach, Virginia, General Obligation Public           3/12 at 100.00         AA+          1,529,894
                  Improvement Bonds, Series 2002 Refunding, 5.000%, 3/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 27.8%

          650   Bell Creek Community Development Authority, Virginia,                 3/13 at 101.00         N/R            661,089
                 Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22

        1,000   City of Bristol, Virginia, General Obligation Utility System         11/12 at 102.00         AAA          1,078,070
                 Revenue Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured

        1,000   Broad Street Community Development Authority, Virginia,               6/13 at 102.00         N/R            995,270
                 Revenue Bonds, Series 2003, 7.500%, 6/01/33

          700   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            847,413
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Bonds, Series 2002D Refunding:
        1,500    5.250%, 7/01/27                                                      7/12 at 100.00          A-          1,574,295
          500    5.250%, 7/01/36                                                      7/12 at 100.00          A-            521,330

        1,800   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB+          1,919,268
                 Appropriation Bonds, 2002 Series E, 5.500%, 8/01/29

        1,790   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+          1,911,165
                 Revenue Bonds, 21st Century College and Equipment
                 Program, Series 2002A, 5.000%, 2/01/22

        1,710   Virginia Commonwealth Transportation Board, Transportation            5/11 at 100.00         AA+          1,802,289
                 Revenue Bonds, Northern Virginia Transportation District
                 Program, Series 2001A, 5.000%, 5/15/26


                                       41


                            Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB) (continued)
                                    Portfolio of INVESTMENTS May 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

                Virginia Commonwealth Transportation Board, Transportation
                Revenue Bonds, U.S. Route 58 Corridor Development Program,
                Series 2001B:
$       1,705    5.000%, 5/15/22                                                      5/11 at 100.00         AA+        $ 1,812,432
        1,665    5.000%, 5/15/23                                                      5/11 at 100.00         AA+          1,764,117

        1,710   Virginia Public Building Authority, Public Facilities Revenue         8/08 at 100.00         AAA          1,852,118
                  Bonds, Series 1999A, 5.000%, 8/01/19 - MBIA Insured

        2,540   Virginia Public School Authority, School Financing Bonds,             8/11 at 101.00         AA+          2,771,826
                 1997 Resolution, Series 2001B, 5.000%, 8/01/19

                Virginia Resources Authority, Infrastructure Revenue Bonds,
                Pooled Loan Bond Program, Series 2001D:
        1,265    5.000%, 5/01/26                                                      5/10 at 101.00          AA          1,324,291
        4,330    5.000%, 5/01/31                                                      5/10 at 101.00          AA          4,512,293


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.4%

        2,500   Chesapeake Bay Bridge and Tunnel Commission, Virginia,                  No Opt. Call         AAA          2,862,175
                 District Revenue Bonds, General Resolution Junior Lien,
                 Series 2001B Refunding, 5.000%, 7/01/09 - FGIC Insured

        1,000   Metropolitan Washington D.C. Airports Authority, Airport             10/12 at 100.00         AAA          1,029,850
                 System Revenue Bonds, 2002 Series A, 5.125%, 10/01/26
                 (Alternative Minimum Tax) - FGIC Insured

                Pocahontas Parkway Association, Virginia, Route 895 Connector
                Toll Road Senior Lien Revenue Bonds, Series 1998A:
           25    5.000%, 8/15/05                                                        No Opt. Call        Baa3             23,401
          300    5.250%, 8/15/07                                                        No Opt. Call        Baa3            267,327
          325    5.500%, 8/15/28                                                      8/08 at 102.00        Baa3            220,113

        1,980   Richmond Metropolitan Authority, Virginia, Expressway                   No Opt. Call         AAA          2,304,185
                 Revenue and Refunding Bonds, Series 1998,
                 5.250%, 7/15/22 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 7.8%

        6,250   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          7,086,000
                 Obligation Bonds, 2000 Series A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.2%

        2,000   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00        BBB-          2,069,280
                 Virginia, Exempt Facility Revenue Bonds, UAE LP Project,
                 Series 2002 Refunding, 6.500%, 10/15/17

        3,125   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          3,410,500
                 Series HH, 5.250%, 7/01/29 - FSA Insured

                City of Richmond, Virginia, Public Utility Revenue Bonds,
                Series 2002 Refunding:
        1,000    5.000%, 1/15/27 - FSA Insured                                        1/12 at 100.00         AAA          1,053,930
        2,400    5.000%, 1/15/33 - FSA Insured                                        1/12 at 100.00         AAA          2,518,992

        1,110   Industrial Development Authority of Russell County,                  11/08 at 101.00         AAA          1,187,312
                 Virginia, Pollution Control Revenue Bonds, Appalachian
                 Power Company Project, Series 1998H, 5.000%, 11/01/21 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 26.2%

        3,800   Fairfax County Water Authority, Virginia, Water Refunding               No Opt. Call         AAA          4,325,502
                 Revenue Bonds, Series 1997, 5.000%, 4/01/21

        1,500   Fairfax County Water Authority, Virginia, Water Revenue               4/12 at 100.00         AAA          1,583,205
                 Bonds, Series 2002 Refunding, 5.000%, 4/01/27

                Henry County Public Service Authority, Virginia, Water and Sewer
                Revenue Bonds, Series 2001 Refunding:
        1,000    5.500%, 11/15/17 - FSA Insured                                         No Opt. Call         AAA          1,209,530
        3,000    5.500%, 11/15/19 - FSA Insured                                         No Opt. Call         AAA          3,617,700

                City of Norfolk, Virginia, Water Revenue and Refunding Bonds,
                Series 2001:
        1,130    5.000%, 11/01/18 - FGIC Insured                                     11/11 at 100.00         AAA          1,236,175
        1,190    5.000%, 11/01/19 - FGIC Insured                                     11/11 at 100.00         AAA          1,290,603
        1,450    5.000%, 11/01/23 - FGIC Insured                                     11/11 at 100.00         AAA          1,538,262
        1,525    5.000%, 11/01/24 - FGIC Insured                                     11/11 at 100.00         AAA          1,611,269
        1,000    5.000%, 11/01/31 - FGIC Insured                                     11/11 at 100.00         AAA          1,046,460


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER (continued)

$       1,610   County of Spotsylvania, Virginia, Water and Sewer System              6/11 at 100.00         AAA        $ 1,682,853
                 Revenue Bonds, Series 2001, 5.000%, 6/01/30 - FSA Insured

        2,000   Upper Occoquan Sewage Authority, Virginia, Regional                     No Opt. Call         AAA          2,310,980
                 Sewerage System Revenue Bonds, Series 1995,
                 5.150%, 7/01/20 - MBIA Insured

        2,250   Virginia Resources Authority, Water and Sewer System Revenue          5/11 at 101.00          AA          2,376,176
                 Bonds, Caroline County Public Improvements Project,
                 Series 2001, 5.000%, 5/01/32
------------------------------------------------------------------------------------------------------------------------------------
$     122,080   Total Long-Term Investments (cost $122,267,561) - 144.8%                                                131,877,104
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.1%

        1,000   Loudoun County Industrial Development Authority, Virginia,                                  A-1+          1,000,000
                 Variable Rate Demand Revenue Bonds, Howard Hughes
                 Medical Institute, Series 2003E, 1.300%, 2/15/38+
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $123,267,561) - 145.9%                                                          132,877,104
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.2%                                                                        188,229
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.1)%                                                        (42,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $91,065,333
                ====================================================================================================================


                     (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                       * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                            There may be other call provisions at varying prices at later dates.

                      ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                     N/R    Investment is not rated.

                    (WI)    Security purchased on a when-issued basis.

                       + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       43


                            Statement of
                                 ASSETS AND LIABILITIES May 31, 2003

                                                                        MARYLAND         MARYLAND          MARYLAND         MARYLAND
                                                                         PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                           (NMY)            (NFM)             (NZR)            (NWI)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $216,322,814, $88,907,152,
   $90,556,946 and $112,857,534, respectively)                      $229,676,697      $94,276,873      $96,433,583     $117,239,131
Cash                                                                          --          532,875          220,693        1,037,433
Receivables:
   Interest                                                            4,495,386        1,654,879        1,496,845        1,644,286
   Investments sold                                                    7,566,576          480,073               --               --
Other assets                                                              20,470            9,670            4,346            6,142
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   241,759,129       96,954,370       98,155,467      119,926,992
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           243,324               --               --               --
Payable for investments purchased                                      2,803,001          555,836          602,341        1,136,492
Accrued expenses:
   Management fees                                                       129,748           28,456           28,740           35,624
   Other                                                                  63,932           28,609           29,592           50,308
Preferred share dividends payable                                          4,050            3,511            4,950            4,484
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                3,244,055          616,412          665,623        1,226,908
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                79,100,000       32,000,000       32,000,000       39,000,000
====================================================================================================================================
Net assets applicable to Common shares                              $159,415,074      $64,337,958      $65,489,844     $ 79,700,084
====================================================================================================================================
Common shares outstanding                                             10,557,585        4,158,671        4,167,884        5,354,283
====================================================================================================================================
Net asset value per Common share outstanding (net assets
   applicable to Common shares, divided by Common
   shares outstanding)                                              $      15.10      $     15.47      $     15.71     $      14.89
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $    105,576      $    41,587      $    41,679     $     53,543
Paid-in surplus                                                      146,500,862       58,975,707       59,096,531       75,581,691
Undistributed net investment income                                    1,942,571          510,849          502,516           83,340
Accumulated net realized gain (loss) from investments                (2,487,818)         (559,906)         (27,519)        (400,087)
Net unrealized appreciation of investments                            13,353,883        5,369,721        5,876,637        4,381,597
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $159,415,074      $64,337,958      $65,489,844     $ 79,700,084
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited        Unlimited        Unlimited        Unlimited
   Preferred                                                           Unlimited        Unlimited        Unlimited        Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       44

                                                                                         VIRGINIA         VIRGINIA          VIRGINIA
                                                                                          PREMIUM         DIVIDEND          DIVIDEND
                                                                                           INCOME        ADVANTAGE       ADVANTAGE 2
                                                                                            (NPV)            (NGB)             (NNB)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $186,634,591, $66,139,784
   and $123,267,561, respectively)                                                   $203,487,727      $70,407,146     $132,877,104
Cash                                                                                    1,553,716          687,752          561,082
Receivables:
   Interest                                                                             3,055,460        1,028,223        1,637,134
   Investments sold                                                                       365,000          120,000          286,067
Other assets                                                                                9,724            7,435            6,530
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                    208,471,627       72,250,556      135,367,917
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                 --               --               --
Payable for investments purchased                                                       4,275,894          103,080        2,235,595
Accrued expenses:
   Management fees                                                                        110,979           21,235           39,123
   Other                                                                                   58,787           23,546           24,986
Preferred share dividends payable                                                           2,785            1,185            2,880
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                 4,448,445          149,046        2,302,584
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                 63,800,000       24,000,000       42,000,000
====================================================================================================================================
Net assets applicable to Common shares                                               $140,223,182      $48,101,510     $ 91,065,333
====================================================================================================================================
Common shares outstanding                                                               8,800,359        3,118,062        5,684,412
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                           $      15.93      $     15.43     $      16.02
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                              $     88,004      $    31,181     $     56,844
Paid-in surplus                                                                       123,747,396       44,189,032       80,640,173
Undistributed net investment income                                                     1,506,057          354,056          465,866
Accumulated net realized gain (loss) from investments                                  (1,971,411)        (740,121)         292,907
Net unrealized appreciation of investments                                             16,853,136        4,267,362        9,609,543
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $140,223,182      $48,101,510     $ 91,065,333
====================================================================================================================================
Authorized shares:
   Common                                                                               Unlimited        Unlimited        Unlimited
   Preferred                                                                            Unlimited        Unlimited        Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       45


                            Statement of
                                  OPERATIONS Year Ended May 31, 2003

                                                                        MARYLAND         MARYLAND         MARYLAND          MARYLAND
                                                                         PREMIUM         DIVIDEND         DIVIDEND          DIVIDEND
                                                                          INCOME        ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3
                                                                           (NMY)            (NFM)            (NZR)            (NWI)*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $12,640,995       $4,793,587      $ 4,524,936       $3,135,390
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                        1,495,130          607,225          608,942          466,473
Preferred shares - auction fees                                          200,027           83,356           79,335           51,631
Preferred shares - dividend disbursing agent fees                         20,000           10,000           10,000            5,425
Shareholders' servicing agent fees and expenses                           36,243            3,383            1,848            2,438
Custodian's fees and expenses                                             63,101           34,079           32,510           25,534
Trustees' fees and expenses                                                2,800            1,271            2,926            1,225
Professional fees                                                         14,510           13,495           11,168           13,346
Shareholders' reports - printing and mailing expenses                     40,908            5,784           14,720           23,163
Stock exchange listing fees                                               16,385              348              436              202
Investor relations expense                                                31,267            6,153            8,190            8,670
Other expenses                                                            12,514            8,022            8,479            1,422
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                               1,932,885          773,116          778,554          599,529
   Custodian fee credit                                                  (15,291)          (5,838)          (5,336)         (16,205)
   Expense reimbursement                                                      --         (280,258)        (281,050)        (229,648)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           1,917,594          487,020           492,168          353,676
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 10,723,401        4,306,567         4,032,768        2,781,714
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                              2,417,190         (444,217)         176,840         (400,087)
Change in net unrealized appreciation (depreciation)
   of investments                                                      8,129,891        5,349,299        6,557,094        4,381,597
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             10,547,081        4,905,082        6,733,934        3,981,510
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (733,384)        (321,178)        (356,207)        (245,067)
From accumulated net realized gains from investments                          --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                         (733,384)        (321,178)        (356,207)        (245,067)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                            $20,537,098       $8,890,471       $10,410,495       $6,518,157
====================================================================================================================================


*    For the period September 25, 2002 (commencement of operations) through May
     31, 2003.

                                 See accompanying notes to financial statements.

                                       46

                                                                                         VIRGINIA         VIRGINIA         VIRGINIA
                                                                                          PREMIUM         DIVIDEND         DIVIDEND
                                                                                           INCOME        ADVANTAGE      ADVANTAGE 2
                                                                                            (NPV)            (NGB)            (NNB)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $10,467,033       $3,546,945      $ 6,176,957
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                         1,270,536          454,302          827,928
Preferred shares - auction fees                                                           160,334           62,515          104,014
Preferred shares - dividend disbursing agent fees                                          20,000           10,000           10,000
Shareholders' servicing agent fees and expenses                                            35,360            2,212            2,982
Custodian's fees and expenses                                                              57,927           26,671           34,777
Trustees' fees and expenses                                                                 2,099              804            1,973
Professional fees                                                                          39,274            9,681           11,206
Shareholders' reports - printing and mailing expenses                                      31,959            7,574           20,485
Stock exchange listing fees                                                                11,727              456              832
Investor relations expense                                                                 26,027            3,721           13,343
Other expenses                                                                             14,860            9,211           10,436
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                                                1,670,103          587,147        1,037,976
   Custodian fee credit                                                                   (13,993)          (7,467)         (11,271)
   Expense reimbursement                                                                       --         (209,678)        (382,267)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                            1,656,110          370,002          644,438
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   8,810,923        3,176,943        5,532,519
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                               1,078,214         (429,332)         562,801
Change in net unrealized appreciation (depreciation)
   of investments                                                                       9,438,098        3,871,254        8,983,926
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                              10,516,312        3,441,922        9,546,727
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                               (582,520)        (223,605)        (456,477)
From accumulated net realized gains from investments                                           --               --          (21,076)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                                          (582,520)        (223,605)        (477,553)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                                             $18,744,715       $6,395,260      $14,601,693
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       47


                Statement of
                     CHANGES IN NET ASSETS

                                        MARYLAND PREMIUM                   MARYLAND DIVIDEND                 MARYLAND DIVIDEND
                                          INCOME (NMY)                      ADVANTAGE (NFM)                  ADVANTAGE 2 (NZR)
                                  -----------------------------      ----------------------------      -----------------------------
                                                                                                                             FOR THE
                                                                                                                      PERIOD 9/25/01
                                                                                                                       (COMMENCEMENT
                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED    OF OPERATIONS)
                                       5/31/03          5/31/02          5/31/03          5/31/02          5/31/03   THROUGH 5/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 10,723,401     $ 10,807,188      $ 4,306,567      $ 4,321,839      $ 4,032,768      $ 2,351,555
Net realized gain (loss) from
   investments                       2,417,190        1,246,503         (444,217)         (51,148)         176,840         (204,367)
Change in net unrealized
   appreciation (depreciation)
   of investments                    8,129,891          145,991        5,349,299          941,869        6,557,094         (678,321)
Distributions to Preferred Shareholders:
   From net investment income         (733,384)      (1,325,949)        (321,178)        (577,614)        (356,207)        (257,677)
   From accumulated net realized
     gains from investments                 --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                  20,537,098       10,873,733        8,890,471        4,634,946       10,410,495        1,211,190
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (9,412,274)      (8,760,619)      (3,554,454)      (3,489,426)      (3,375,174)      (1,894,877)
From accumulated net realized gains
   from investments                         --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders           (9,412,274)              --       (3,554,454)              --       (3,375,174)              --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from
     sale of shares                         --               --               --               --               --       59,424,315
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions     494,984          481,491           45,521           39,474           34,422           18,843
Preferred shares offering costs             --               --           31,543               --           50,355         (490,000)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                  494,984          481,491           77,064           39,474           84,777       58,953,158
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares      11,619,808        2,594,605        5,413,081        1,184,994        7,120,098       58,269,471
Net assets applicable to Common
   shares at the beginning
   of period                       147,795,266      145,200,661       58,924,877       57,739,883       58,369,746          100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $159,415,074     $147,795,266      $64,337,958      $58,924,877      $65,489,844      $58,369,746
====================================================================================================================================
Undistributed net investment
   income at the end of period    $  1,942,571     $  1,467,113      $   510,849      $    78,110      $   502,516      $   199,001
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       48

                                              MARYLAND DIVIDEND           VIRGINIA PREMIUM                   VIRGINIA DIVIDEND
                                              ADVANTAGE 3 (NWI)              INCOME (NPV)                     ADVANTAGE (NGB)
                                              -----------------      ----------------------------       ----------------------------
                                                        FOR THE
                                                 PERIOD 9/25/02
                                                  (COMMENCEMENT
                                                 OF OPERATIONS)       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                THROUGH 5/31/03          5/31/03          5/31/02          5/31/03          5/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                               $ 2,781,714      $ 8,810,923      $ 9,051,106      $ 3,176,943      $ 3,172,126
Net realized gain (loss) from
   investments                                         (400,087)       1,078,214          727,999         (429,332)        (124,637)
Change in net unrealized appreciation
   (depreciation) of investments                      4,381,597        9,438,098         (499,466)       3,871,254        1,095,723
Distributions to Preferred Shareholders:
   From net investment income                          (245,067)        (582,520)        (952,624)        (223,605)        (394,239)
   From accumulated net realized gains
     from investments                                        --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                   6,518,157       18,744,715        8,327,015        6,395,260        3,748,973
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                           (2,453,307)      (7,864,088)      (7,522,358)      (2,683,388)      (2,633,474)
From accumulated net realized gains
   from investments                                          --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                            (2,453,307)      (7,864,088)              --       (2,683,388)              --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from
     sale of shares                                  76,335,300               --               --               --               --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                      105,659          687,975          704,912           52,795           37,832
Preferred shares offering costs                        (906,000)              --               --           28,686               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                75,534,959          687,975          704,912           81,481           37,832
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares                                  79,599,809       11,568,602        1,509,569        3,793,353        1,153,331
Net assets applicable to Common
   shares at the beginning of period                    100,275      128,654,580      127,145,011       44,308,157       43,154,826
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                      $79,700,084     $140,223,182     $128,654,580      $48,101,510      $44,308,157
====================================================================================================================================
Undistributed net investment
   income at the end of period                      $    83,340     $  1,506,057     $  1,119,659      $   354,056      $    83,355
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       49

                            Statement of
                                CHANGES IN NET ASSETS (continued)

                                                                                                             VIRGINIA DIVIDEND
                                                                                                              ADVANTAGE 2 (NNB)
                                                                                                       -----------------------------
                                                                                                                             FOR THE
                                                                                                                     PERIOD 11/15/01
                                                                                                                       (COMMENCEMENT
                                                                                                        YEAR ENDED    OF OPERATIONS)
                                                                                                           5/31/03   THROUGH 5/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                  $ 5,532,519      $ 2,341,899
Net realized gain (loss) from
   investments                                                                                             562,801         (103,377)
Change in net unrealized appreciation
   (depreciation) of investments                                                                         8,983,926          625,853
Distributions to Preferred Shareholders:
   From net investment income                                                                             (456,477)        (234,802)
   From accumulated net realized gains
     from investments                                                                                      (21,076)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                                                     14,601,693        2,629,573
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                              (4,757,183)      (1,960,304)
From accumulated net realized gains
   from investments                                                                                       (145,463)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                                                               (4,902,646)              --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from
     sale of shares                                                                                             --       81,124,125
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                                                          33,189            1,614
Preferred shares offering costs                                                                              8,152         (570,338)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                                                       41,341       80,555,401
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares                                                                                      9,740,388       81,224,670
Net assets applicable to Common
   shares at the beginning of period                                                                    81,324,945          100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                                                         $91,065,333      $81,324,945
====================================================================================================================================
Undistributed net investment
   income at the end of period                                                                         $   465,866      $   146,793
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       50


                            Notes to
                                   FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Maryland Premium Income Municipal Fund (NMY), Nuveen Maryland Dividend Advantage Municipal Fund (NFM), Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR), Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI), Nuveen Virginia Premium Income Municipal Fund
(NPV), Nuveen Virginia Dividend Advantage Municipal Fund (NGB) and Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB). Maryland Premium Income
(NMY) and Virginia Premium Income (NPV) are traded on the New York Stock Exchange while Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2
(NZR), Maryland Dividend Advantage 3 (NWI), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Maryland Dividend Advantage 2 (NZR), Maryland Dividend Advantage 3 (NWI) and Virginia Dividend Advantage 2 (NNB), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), and the recording of the organizational expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC (formerly, Nuveen Investments), also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2003, Maryland Premium Income (NMY), Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), Maryland Dividend Advantage 3 (NWI), Virginia Premium Income
(NPV) and Virginia Dividend Advantage 2 (NNB), had outstanding when-issued purchase commitments of $2,803,001, $555,836, $602,341, $1,136,492, $4,275,894
and $2,044,162, respectively. There were no such outstanding purchase commitments in Virginia Dividend Advantage (NGB).

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2003, have been designated Exempt Interest Dividends.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared and paid monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each of the Funds is as follows:

                                                           MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NMY)       (NFM)        (NZR)        (NWI)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                      --       1,280           --           --
   Series T                                                      --          --           --        1,560
   Series W                                                   1,404          --           --           --
   Series TH                                                  1,760          --           --           --
   Series F                                                      --          --        1,280           --
---------------------------------------------------------------------------------------------------------
Total                                                         3,164       1,280        1,280        1,560
=========================================================================================================
                                                                       VIRGINIA     VIRGINIA     VIRGINIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                                  --           --        1,680
   Series T                                                                 832           --           --
   Series W                                                                  --          960           --
   Series TH                                                              1,720           --           --
   Series F                                                                  --           --           --
---------------------------------------------------------------------------------------------------------
Total                                                                     2,552          960        1,680
=========================================================================================================

Effective November 15, 2002, Maryland Dividend Advantage 3 (NWI) issued 1,560 Series T, $25,000 stated value Preferred shares.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended May 31, 2003.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs
Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Maryland Dividend Advantage 2 (NZR), Maryland Dividend Advantage 3 (NWI) and Virginia Dividend Advantage 2 (NNB). Maryland Dividend Advantage 2's (NZR), Maryland Dividend Advantage 3's (NWI) and Virginia Dividend Advantage 2's (NNB) share of Common share offering costs ($124,710, $160,200 and $170,250, respectively) were recorded as a reduction of the proceeds from the sale of common shares.

Costs incurred by Maryland Dividend Advantage 2 (NZR), Maryland Dividend Advantage 3 (NWI) and Virginia Dividend Advantage 2 (NNB) in connection with their offering of Preferred shares ($439,645, $906,000 and $562,186, respectively) were recorded as a reduction to paid-in surplus.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                 MARYLAND PREMIUM          MARYLAND DIVIDEND           MARYLAND DIVIDEND
                                   INCOME (NMY)             ADVANTAGE (NFM)            ADVANTAGE 2 (NZR)
                             -----------------------    -----------------------   ---------------------------
                                                                                                      FOR THE
                                                                                               PERIOD 9/25/01
                                                                                                (COMMENCEMENT
                             YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   OF OPERATIONS)
                                5/31/03      5/31/02       5/31/03      5/31/02      5/31/03  THROUGH 5/31/02
-------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                       --           --            --           --           --        4,157,000
   Shares issued to shareholders
     due to reinvestment of
     distributions               30,973       31,382         3,029        2,584        2,564            1,320
-------------------------------------------------------------------------------------------------------------
                                 30,973       31,382         3,029        2,584        2,564        4,158,320
=============================================================================================================
Preferred shares sold                --           --            --           --           --            1,280
=============================================================================================================

                                    MARYLAND DIVIDEND      VIRGINIA PREMIUM          VIRGINIA DIVIDEND
                                    ADVANTAGE 3 (NWI)        INCOME (NPV)             ADVANTAGE (NGB)
                                    -----------------   -----------------------   -----------------------
                                             FOR THE
                                      PERIOD 9/25/02
                                       (COMMENCEMENT
                                       OF OPERATIONS)   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                      THROUGH 5/31/03      5/31/03      5/31/02      5/31/03      5/31/02
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                              5,340,000           --           --           --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions                              7,283       40,954       44,124        3,523        2,529
---------------------------------------------------------------------------------------------------------
                                            5,347,283       40,954       44,124        3,523        2,529
=========================================================================================================
Preferred shares sold                           1,560           --           --           --           --
=========================================================================================================

                            Notes to
                                FINANCIAL STATEMENTS (continued)

                                                                                 VIRGINIA DIVIDEND
                                                                                  ADVANTAGE 2 (NNB)
                                                                           ----------------------------
                                                                                                FOR THE
                                                                                        PERIOD 11/15/01
                                                                                          (COMMENCEMENT
                                                                           YEAR ENDED    OF OPERATIONS)
                                                                              5/31/03   THROUGH 5/31/02
-------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                                     --         5,675,000
   Shares issued to shareholders
     due to reinvestment of
     distributions                                                               2,299              113
-------------------------------------------------------------------------------------------------------
                                                                                 2,299        5,675,113
=======================================================================================================
Preferred shares sold                                                               --            1,680
=======================================================================================================


3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended May 31, 2003, were as follows:

                                                         MARYLAND     MARYLAND     MARYLAND      MARYLAND
                                                          PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                           INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                            (NMY)        (NFM)        (NZR)         (NWI)*
---------------------------------------------------------------------------------------------------------
Purchases                                             $37,583,153  $10,620,604  $10,782,477  $126,661,698
Sales and maturities                                   43,770,698   10,850,205   10,900,599    13,245,980
=========================================================================================================
                                                                       VIRGINIA     VIRGINIA     VIRGINIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Purchases                                                          $33,959,513   $7,167,604   $19,727,902
Sales and maturities                                                32,934,745    6,673,670    19,438,469
=========================================================================================================

*    For the period September 25, 2002 (commencement of operations) through May
     31, 2003.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2003, the cost of investments were as follows:

                                                          MARYLAND     MARYLAND     MARYLAND      MARYLAND
                                                           PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                            INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                             (NMY)        (NFM)        (NZR)         (NWI)
----------------------------------------------------------------------------------------------------------
Cost of investments                                   $216,158,237  $88,897,108  $90,545,076  $112,854,506
==========================================================================================================
                                                                       VIRGINIA     VIRGINIA      VIRGINIA
                                                                        PREMIUM     DIVIDEND      DIVIDEND
                                                                         INCOME    ADVANTAGE   ADVANTAGE 2
                                                                          (NPV)        (NGB)         (NNB)
----------------------------------------------------------------------------------------------------------
Cost of investments                                                $186,438,073  $66,136,550  $123,255,947
==========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation on investments at May 31, 2003, were as follows:

                                                           MARYLAND    MARYLAND     MARYLAND       MARYLAND
                                                            PREMIUM    DIVIDEND     DIVIDEND       DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2    ADVANTAGE 3
                                                              (NMY)       (NFM)        (NZR)          (NWI)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $16,992,137   $5,540,984   $6,123,585    $4,671,968
   Depreciation                                          (3,473,677)    (161,219)    (235,078)     (287,343)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments              $13,518,460   $5,379,765   $5,888,507    $4,384,625
===========================================================================================================

                                                                       VIRGINIA      VIRGINIA     VIRGINIA
                                                                        PREMIUM      DIVIDEND     DIVIDEND
                                                                         INCOME     ADVANTAGE  ADVANTAGE 2
                                                                          (NPV)         (NGB)        (NNB)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                     $17,848,204    $4,616,985   $9,741,291
   Depreciation                                                        (798,550)     (346,389)    (120,134)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                          $17,049,654    $4,270,596   $9,621,157
==========================================================================================================

The tax components of undistributed net investment income and net realized gains at May 31, 2003, were as follows:

                                                           MARYLAND     MARYLAND     MARYLAND     MARYLAND
                                                            PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NMY)        (NFM)        (NZR)        (NWI)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                      $2,459,589     $812,057     $791,515     $435,499
Undistributed net ordinary income *                           3,514           --           --           --
Undistributed net long-term capital gains                        --           --           --           --
==========================================================================================================

                                                                        VIRGINIA     VIRGINIA     VIRGINIA
                                                                         PREMIUM     DIVIDEND     DIVIDEND
                                                                          INCOME    ADVANTAGE  ADVANTAGE 2
                                                                           (NPV)        (NGB)        (NNB)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                                   $1,964,684     $584,303     $866,410
Undistributed net ordinary income *                                       16,467           --       83,460
Undistributed net long-term capital gains                                     --           --      209,448
==========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



The tax character of distributions paid during the fiscal years ended May 31, 2003 and May 31, 2002, was designated for purposes of the dividends paid deduction as follows:

                                                           MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
2003                                                          (NMY)       (NFM)        (NZR)        (NWI)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $10,056,404  $3,859,655   $3,704,764   $2,343,187
Distributions from net ordinary income *                     38,307          --           --           --
Distributions from net long-term capital gains                   --          --           --           --
=========================================================================================================
                                                                       VIRGINIA     VIRGINIA     VIRGINIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
2003                                                                      (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                             $8,413,226   $2,895,125   $5,200,254
Distributions from net ordinary income *                                     --           --      167,216
Distributions from net long-term capital gains                               --           --           --
=========================================================================================================

                                 MARYLAND     MARYLAND     MARYLAND    VIRGINIA     VIRGINIA     VIRGINIA
                                  PREMIUM     DIVIDEND     DIVIDEND     PREMIUM     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2      INCOME    ADVANTAGE  ADVANTAGE 2
2002                                (NMY)        (NFM)        (NZR)       (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Distributions from net
  tax-exempt income           $10,022,067   $4,070,762   $1,878,301  $8,429,395   $3,027,568   $1,795,677
Distributions from net
  ordinary income *                33,073           --           --      32,064           --           --
Distributions from net
  long-term capital gains              --           --           --          --           --           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                 MARYLAND     MARYLAND     MARYLAND    MARYLAND     VIRGINIA     VIRGINIA
                                  PREMIUM     DIVIDEND     DIVIDEND    DIVIDEND      PREMIUM     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2 ADVANTAGE 3       INCOME    ADVANTAGE
                                    (NMY)        (NFM)        (NZR)       (NWI)        (NPV)        (NGB)
---------------------------------------------------------------------------------------------------------
Expiration year:
   2004                        $1,263,034      $    --      $    --   $      --   $1,579,895    $      --
   2005                           454,351           --           --          --      140,749           --
   2006                                --           --           --          --           --           --
   2007                                --           --           --          --           --           --
   2008                           332,070           --           --          --      250,767           --
   2009                           317,048        9,874           --          --           --      186,152
   2010                                --       37,159           --          --           --      104,197
   2011                                --           --       27,519     240,898           --       32,604
---------------------------------------------------------------------------------------------------------
Total                          $2,366,503      $47,033      $27,519    $240,898   $1,971,411     $322,953
=========================================================================================================

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2002 through May 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen in the following fiscal year:

                                              MARYLAND     MARYLAND     VIRGINIA
                                              DIVIDEND     DIVIDEND     DIVIDEND
                                             ADVANTAGE  ADVANTAGE 3    ADVANTAGE
                                                 (NFM)        (NWI)        (NGB)
--------------------------------------------------------------------------------
                                              $512,871     $159,189     $417,167
================================================================================


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under Maryland Premium Income's (NMY) and Virginia Premium Income's (NPV) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                               .6500%
For the next $125 million                                                .6375
For the next $250 million                                                .6250
For the next $500 million                                                .6125
For the next $1 billion                                                  .6000
For the next $3 billion                                                  .5875
For net assets over $5 billion                                           .5750
================================================================================

Under Maryland Dividend Advantage's (NFM), Maryland Dividend Advantage 2's
(NZR), Maryland Dividend Advantage 3's (NWI), Virginia Dividend Advantage's
(NGB) and Virginia Dividend Advantage 2's (NNB) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

For the first ten years of Maryland Dividend Advantage's (NFM) and Virginia Dividend Advantage's (NGB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
JANUARY 31,                                   JANUARY 31,
--------------------------------------------------------------------------------
2001*                       .30%                   2007                     .25%
2002                        .30                    2008                     .20
2003                        .30                    2009                     .15
2004                        .30                    2010                     .10
2005                        .30                    2011                     .05
2006                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage (NFM) and Virginia Dividend Advantage (NGB) for any portion of its fees and expenses beyond January 31, 2011.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



For the first ten years of Maryland Dividend Advantage 2's (NZR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
SEPTEMBER 30,                                 SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                       .30%                   2007                     .25%
2002                        .30                    2008                     .20
2003                        .30                    2009                     .15
2004                        .30                    2010                     .10
2005                        .30                    2011                     .05
2006                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 2 (NZR) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Maryland Dividend Advantage 3's (NWI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
SEPTEMBER 30,                                 SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                       .32%                   2007                     .32%
2003                        .32                    2008                     .24
2004                        .32                    2009                     .16
2005                        .32                    2010                     .08
2006                        .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 3 (NWI) for any portion of its fees and expenses beyond September 30, 2010.

For the first ten years of Virginia Dividend Advantage 2's (NNB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
NOVEMBER 30,                                  NOVEMBER 30,
--------------------------------------------------------------------------------
2001*                       .30%                   2007                     .25%
2002                        .30                    2008                     .20
2003                        .30                    2009                     .15
2004                        .30                    2010                     .10
2005                        .30                    2011                     .05
2006                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Virginia Dividend Advantage 2 (NNB) for any portion of its fees and expenses beyond November 30, 2011.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

6. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on July 1, 2003, to shareholders of record on June 15, 2003, as follows:

                                                           MARYLAND    MARYLAND    MARYLAND      MARYLAND
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NMY)       (NFM)        (NZR)        (NWI)
---------------------------------------------------------------------------------------------------------
Dividend per share                                           $.0760      $.0755       $.0720       $.0655
=========================================================================================================

                                                                       VIRGINIA     VIRGINIA     VIRGINIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Dividend per share                                                       $.0760       $.0755       $.0730
=========================================================================================================


                            Financial
                                   HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:

                                                        Investment Operations                              Less Distributions
                                   ---------------------------------------------------------------  -------------------------------
                                                              Distributions  Distributions
                                                                   from Net           from                 Net
                       Beginning                        Net      Investment        Capital          Investment     Capital
                          Common                  Realized/       Income to       Gains to           Income to    Gains to
                           Share          Net    Unrealized       Preferred      Preferred              Common      Common
                       Net Asset   Investment    Investment          Share-         Share-              Share-      Share-
                           Value       Income   Gain (Loss)        holders+       holders+   Total     holders     holders    Total
====================================================================================================================================
MARYLAND PREMIUM
INCOME (NMY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                      $14.04        $1.02        $ 1.00           $(.07)           $--   $1.95       $(.89)        $--    $(.89)
2002                       13.83         1.03           .14            (.13)            --    1.04        (.83)         --     (.83)
2001                       12.83         1.03          1.01            (.25)            --    1.79        (.79)         --     (.79)
2000                       14.41         1.02         (1.58)           (.24)            --    (.80)       (.78)         --     (.78)
1999                       14.54         1.00          (.14)           (.22)            --     .64        (.77)         --     (.77)

MARYLAND DIVIDEND
ADVANTAGE (NFM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                       14.18         1.04          1.18            (.08)            --    2.14        (.86)         --     (.86)
2002                       13.90         1.04           .22            (.14)            --    1.12        (.84)         --     (.84)
2001(a)                    14.33          .22          (.25)           (.05)            --    (.08)       (.21)         --     (.21)

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                       14.01          .97          1.62            (.09)            --    2.50        (.81)         --     (.81)
2002(b)                    14.33          .57          (.22)           (.06)            --     .29        (.46)         --     (.46)

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                    14.33          .52           .75            (.05)            --    1.22        (.46)         --     (.46)
====================================================================================================================================
                                                                  Total Returns
                                                                ----------------
                                                                           Based
                             Offering                                         on
                            Costs and       Ending                        Common
                            Preferred       Common               Based     Share
                                Share        Share     Ending       on       Net
                         Underwriting    Net Asset     Market   Market     Asset
                            Discounts        Value      Value    Value**   Value**
==================================================================================
MARYLAND PREMIUM
INCOME (NMY)
----------------------------------------------------------------------------------
Year Ended 5/31:
2003                              $--       $15.10   $17.1500    15.22%    14.33%
2002                               --        14.04    15.7300     4.77      7.71
2001                               --        13.83    15.8500    26.24     14.18
2000                               --        12.83    13.2500    (7.22)    (5.57)
1999                               --        14.41    15.1250     5.47      4.44

MARYLAND DIVIDEND
ADVANTAGE (NFM)
----------------------------------------------------------------------------------
Year Ended 5/31:
2003                              .01        15.47    16.0800     9.98     15.55
2002                               --        14.18    15.4400     1.98      8.21
2001(a)                          (.14)       13.90    15.9900     8.02     (1.53)

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
----------------------------------------------------------------------------------
Year Ended 5/31:
2003                              .01        15.71    15.6000    12.71     18.39
2002(b)                          (.15)       14.01    14.6100      .52      1.01

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
----------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                          (.20)       14.89    14.9000     2.53      7.31
==================================================================================

                                                           Ratios/Supplemental Data
                        -----------------------------------------------------------------------------------------------
                                           Before Credit/Reimbursement      After Credit/Reimbursement***
                                          ----------------------------      -----------------------------
                                                          Ratio of Net                     Ratio of Net
                                            Ratio of        Investment        Ratio of       Investment
                              Ending        Expenses         Income to        Expenses        Income to
                                 Net      to Average           Average      to Average          Average
                              Assets      Net Assets        Net Assets      Net Assets       Net Assets
                          Applicable      Applicable        Applicable      Applicable       Applicable      Portfolio
                           to Common       to Common         to Common       to Common        to Common       Turnover
                        Shares (000)          Shares++          Shares++        Shares++         Shares++         Rate
=======================================================================================================================
MARYLAND PREMIUM
INCOME (NMY)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                        $159,415            1.26%             7.00%           1.25%            7.01%            16%
2002                         147,795            1.32              7.33            1.31             7.34             13
2001                         145,201            1.31              7.58            1.31             7.58              8
2000                         134,299            1.29              7.69            1.28             7.70             13
1999                         150,420            1.29              6.78            1.28             6.79             16

MARYLAND DIVIDEND
ADVANTAGE (NFM)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                          64,338            1.26              6.54             .79             7.01             12
2002                          58,925            1.35              6.81             .82             7.34             36
2001(a)                       57,740            1.17*             4.33*            .75*            4.75*            10

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                          65,490            1.26              6.07             .80             6.53             12
2002(b)                       58,370            1.22*             5.55*            .79*            5.99*            21

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                       79,700            1.18*             5.01*            .70*            5.50*            13
=======================================================================================================================
                           Preferred Shares at End of Period
                        --------------------------------------
                          Aggregate   Liquidation
                             Amount    and Market        Asset
                        Outstanding         Value     Coverage
                              (000)     Per Share    Per Share
==============================================================
MARYLAND PREMIUM
INCOME (NMY)
--------------------------------------------------------------
Year Ended 5/31:
2003                        $79,100       $25,000      $75,384
2002                         79,100        25,000       71,712
2001                         79,100        25,000       70,891
2000                         79,100        25,000       67,446
1999                         79,100        25,000       72,541

MARYLAND DIVIDEND
ADVANTAGE (NFM)
--------------------------------------------------------------
Year Ended 5/31:
2003                         32,000        25,000       75,264
2002                         32,000        25,000       71,035
2001(a)                      32,000        25,000       70,109

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
--------------------------------------------------------------
Year Ended 5/31:
2003                         32,000        25,000       76,164
2002(b)                      32,000        25,000       70,601

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
--------------------------------------------------------------
Year Ended 5/31:
2003(c)                      39,000        25,000       76,090
==============================================================

*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)  For the period January 25, 2001 (commencement of operations) through May
     31, 2001.

(b)  For the period September 25, 2001 (commencement of operations) through May
     31, 2002.

(c)  For the period September 25, 2002 (commencement of operations) through May
     31, 2003.


                                 See accompanying notes to financial statements.

                                  60-61 spread


                               FINANCIAL HIGHLIGHTS (continued)

Selected data for a Common share outstanding throughout each period:

                                                        Investment Operations                              Less Distributions
                                   ---------------------------------------------------------------  -------------------------------

                                                              Distributions  Distributions
                                                                   from Net           from                 Net
                       Beginning                        Net      Investment        Capital          Investment     Capital
                          Common                  Realized/       Income to       Gains to           Income to    Gains to
                           Share          Net    Unrealized       Preferred      Preferred              Common      Common
                       Net Asset   Investment    Investment          Share-         Share-              Share-      Share-
                           Value       Income   Gain (Loss)        holders+       holders+   Total     holders     holders    Total
====================================================================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                      $14.69        $1.00        $ 1.21           $(.07)           $--   $2.14       $(.90)       $ --    $(.90)
2002                       14.59         1.04           .03            (.11)            --     .96        (.86)         --     (.86)
2001                       13.36         1.08          1.21            (.25)            --    2.04        (.81)         --     (.81)
2000                       14.89         1.07         (1.52)           (.24)            --    (.69)       (.84)         --     (.84)
1999                       14.96         1.05          (.08)           (.22)            --     .75        (.82)         --     (.82)

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                       14.23         1.02          1.10            (.07)            --    2.05        (.86)         --     (.86)
2002                       13.87         1.02           .32            (.13)            --    1.21        (.85)         --     (.85)
2001(a)                    14.33          .24          (.28)           (.05)            --    (.09)       (.21)         --     (.21)

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                       14.31          .97          1.69            (.08)            --    2.58        (.84)       (.03)    (.87)
2002(b)                    14.33          .41           .09            (.04)            --     .46        (.35)         --     (.35)
====================================================================================================================================
                                                                Total Returns
                                                              ----------------

                                                                         Based
                           Offering                                         on
                          Costs and       Ending                        Common
                          Preferred       Common               Based     Share
                              Share        Share     Ending       on       Net
                       Underwriting    Net Asset     Market   Market     Asset
                          Discounts        Value      Value    Value**   Value**
================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
--------------------------------------------------------------------------------
Year Ended 5/31:
2003                            $--       $15.93   $17.6700    15.27%    14.99%
2002                             --        14.69    16.1700     6.64      6.71
2001                             --        14.59    16.0000    18.45     15.53
2000                             --        13.36    14.2500    (6.02)    (4.64)
1999                             --        14.89    16.0625     4.77      5.09

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
--------------------------------------------------------------------------------
Year Ended 5/31:
2003                            .01        15.43    17.3500    21.45     14.92
2002                             --        14.23    15.0900     5.10      8.89
2001(a)                        (.16)       13.87    15.1800     2.61     (1.73)

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
--------------------------------------------------------------------------------
Year Ended 5/31:
2003                             --        16.02    16.1400    14.58     18.51
2002(b)                        (.13)       14.31    14.9000     1.71      2.30
================================================================================
                                                         Ratios/Supplemental Data
                      -----------------------------------------------------------------------------------------------
                                         Before Credit/Reimbursement      After Credit/Reimbursement***
                                        ----------------------------      -----------------------------
                                                        Ratio of Net                     Ratio of Net
                                          Ratio of        Investment        Ratio of       Investment
                            Ending        Expenses         Income to        Expenses        Income to
                               Net      to Average           Average      to Average          Average
                            Assets      Net Assets        Net Assets      Net Assets       Net Assets
                        Applicable      Applicable        Applicable      Applicable       Applicable      Portfolio
                         to Common       to Common         to Common       to Common        to Common       Turnover
                      Shares (000)          Shares++          Shares++        Shares++         Shares++         Rate
=====================================================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                      $140,223            1.25%             6.61%           1.24%            6.62%            17%
2002                       128,655            1.28              7.01            1.27             7.02             14
2001                       127,145            1.23              7.51            1.21             7.53              7
2000                       115,760            1.29              7.72            1.28             7.73             20
1999                       128,368            1.26              6.94            1.26             6.95              8

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                        48,102            1.28              6.45             .81             6.92             10
2002                        44,308            1.37              6.68             .84             7.21             21
2001(a)                     43,155            1.27*             4.76*            .80*            5.23*            20

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                        91,065            1.21              6.01             .75             6.47             15
2002(b)                     81,325            1.14*             5.00*            .70*            5.44*            12
=====================================================================================================================
                        Preferred Shares at End of Period
                     --------------------------------------
                       Aggregate   Liquidation
                          Amount    and Market        Asset
                     Outstanding         Value     Coverage
                           (000)     Per Share    Per Share
===========================================================
VIRGINIA PREMIUM
INCOME (NPV)
-----------------------------------------------------------
Year Ended 5/31:
2003                     $63,800       $25,000      $79,946
2002                      63,800        25,000       75,413
2001                      63,800        25,000       74,822
2000                      63,800        25,000       70,361
1999                      63,800        25,000       75,301

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
-----------------------------------------------------------
Year Ended 5/31:
2003                      24,000        25,000       75,106
2002                      24,000        25,000       71,154
2001(a)                   24,000        25,000       69,953

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
-----------------------------------------------------------
Year Ended 5/31:
2003                      42,000        25,000       79,206
2002(b)                   42,000        25,000       73,408
===========================================================

*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)  For the period January 26, 2001 (commencement of operations) through May
     31, 2001.

(b)  For the period November 15, 2001 (commencement of operations) through May
     31, 2002.

                                 See accompanying notes to financial statements.


                                  62-63 spread


                             Trustees
                                    AND OFFICERS

The management of the Fund, including general supervision of the duties performed for the Fund under the management agreement between Nuveen Advisory and the Fund, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at seven. None of the trustees who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                          NUMBER OF
                                                                                                                          PORTFOLIOS
                                                                                                                          IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                                 COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                           OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(2)   DURING PAST 5 YEARS                                     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)  Chairman of the       1994           Chairman and Director (since 1996) of Nuveen              140
3/28/49                      Board and                            Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive          Trustee                              Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                                 Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Chairman and Director (since 1997)
                                                                  of Nuveen Asset Management, Inc.; Director (since 1996)
                                                                  of Institutional Capital Corporation; Chairman and Director
                                                                  (since 1999) of Rittenhouse Asset Management, Inc.;
                                                                  Chairman of Nuveen Investments Advisers Inc. (since 2002).

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner            Trustee               1997           Private Investor and Management Consultant.               122
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown            Trustee               1993           Retired (since 1989) as Senior Vice President of The      122
7/29/34                                                           Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                               Highland Park-Highwood (since 2002).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri         Trustee               1994           Retired, formerly, Executive Director (since 1998)        122
1/26/33                                                           of Manitoga/The Russel Wright Design Center; prior
333 W. Wacker Drive                                               thereto, President and Chief Executive Officer of
Chicago, IL 60606                                                 Blanton-Peale Institute (since 1990); prior thereto,
                                                                  Vice President, Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers              Trustee               1991           Adjunct Professor of Business and Economics, University   122
4/3/33                                                            of Dubuque, Iowa; formerly (1991-2000) Adjunct Professor,
333 W. Wacker Drive                                               Lake Forest Graduate School of Management, Lake Forest,
Chicago, IL 60606                                                 Illinois; prior thereto, Executive Director, Towers
                                                                  Perrin Australia, a management consulting firm; Chartered
                                                                  Financial Analyst; Certified Management Consultant;
                                                                  Director, Executive Service Corps of Chicago, a
                                                                  not-for-profit organization.

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider         Trustee               1997           Senior Partner and Chief Operating Officer,               122
9/24/44                                                           Miller-Valentine Group, Vice President, Miller-Valentine
333 W. Wacker Drive                                               Realty, a development and contract company; Chair,
Chicago, IL 60606                                                 MiamiValley Hospital; Chair, Miami Valley Economic
                                                                  Development Coalition; formerly, Member, Community
                                                                  Advisory Board, National City Bank, Dayton, Ohio and
                                                                  Business Advisory Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale          Trustee               1997           Executive Director, Gaylord and Dorothy Donnelley         122
12/29/47                                                          Foundation (since 1994); prior thereto, Executive
333 W. Wacker Drive                                               Director, Great Lakes Protection Fund (from 1990 to 1994).
Chicago, IL 60606


                                       64

                                                                                                                          NUMBER OF
                                                                                                                          PORTFOLIOS
                                                                                                                          IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                                 COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                           OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(3)   DURING PAST 5 YEARS                                     BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman         Chief                 1988           Managing Director (since 2002), Assistant Secretary       140
9/9/56                       Administrative                       and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive          Officer                              and Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Managing Director (since 2002), General Counsel and
                                                                  Assistant Secretary, formerly, Vice President of Nuveen
                                                                  Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                                  Managing Director (since 2002), Assistant Secretary and
                                                                  Associate General Counsel, formerly, Vice President (since
                                                                  2000), of Nuveen Asset Management, Inc.; Assistant
                                                                  Secretary of Nuveen Investments, Inc. (since 1994);
                                                                  Assistant Secretary of NWQ Investment Management
                                                                  Company, LLC (since 2002); Vice President and
                                                                  Assistant Secretary of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Managing Director, Associate General
                                                                  Counsel and Assistant Secretary of Rittenhouse Asset
                                                                  Management, Inc. (since May 2003); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson          Vice President        2000           Vice President (since 2002), formerly, Assistant          140
2/3/66                       and Assistant                        Vice President (since 2000), previously, Associate of
333 W. Wacker Drive          Secretary                            Nuveen Investments, LLC.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan              Vice President        1999           Vice President (since 2002), formerly, Assistant          134
11/10/66                                                          Vice President (since 1997), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager of Flagship Financial
Chicago, IL 60606                                                 Inc.; Chartered Financial Analyst and Certified Public
                                                                  Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo            Vice President        1999           Vice President of Nuveen Investments, LLC (since 1999),   140
11/28/67                     and Treasurer                        prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                               President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                                 1999); Vice President and Treasurer of Nuveen Advisory
                                                                  Corp. and Nuveen Institutional Advisory Corp. (since 1999);
                                                                  Vice President and Treasurer of Nuveen Asset Management,
                                                                  Inc. (since 2002) and of Nuveen Investments Advisers
                                                                  Inc. (since 2002); Assistant Treasurer of NWQ Investment
                                                                  Management Company, LLC (since 2002); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto             Vice President        2001           Vice President of Nuveen Advisory Corp. (since 2001);     140
9/8/54                                                            previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                               Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 2002); prior thereto,
                                                                  Assistant Vice President of Van Kampen Investment
                                                                  Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger           Vice President        2000           Vice President (since 2002) and Assistant General Counsel 140
9/24/64                      and Secretary                        (since 1998); formerly, Assistant Vice President
333 W. Wacker Drive                                               (since 1998) of Nuveen Investments, LLC; Vice President
Chicago, IL 60606                                                 (since 2002) and Assistant Secretary (since 1998),
                                                                  formerly Assistant Vice President of Nuveen Advisory
                                                                  Corp. and Nuveen Institutional Advisory Corp.


                                       65


                             Trustees
                                    AND OFFICERS (CONTINUED)

                                                                                                                          NUMBER OF
                                                                                                                          PORTFOLIOS
                                                                                                                          IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                                 COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                           OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(3)   DURING PAST 5 YEARS                                     BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson            Vice President        1998           Vice President of Nuveen Investments, LLC; Vice           140
10/24/45                                                          President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                               Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald        Vice President        1995           Managing Director (since 2002) of Nuveen Investments,     140
3/2/64                                                            LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                               President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 1995); Managing
                                                                  Director of Nuveen Asset Management, Inc. (since 2001);
                                                                  Vice President of Nuveen Investment Advisers Inc.
                                                                  (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy               Vice President        1998           Vice President (since 1993) and Funds Controller (since   140
5/31/54                      and Controller                       1998) of Nuveen Investments, LLC and Vice President and
333 W. Wacker Drive                                               Funds Controller (since 1998) of Nuveen Investments, Inc.;
Chicago, IL 60606                                                 Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell            Vice President        1988           Vice President of Nuveen Advisory Corp.;                  134
7/5/55                                                            Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Richard A. Huber             Vice President        1997           Vice President of Nuveen Institutional Advisory Corp.     134
3/26/63                                                           (since 1998) and Nuveen Advisory Corp. (since 1997);
333 W. Wacker Drive                                               prior thereto, Vice President and Portfolio Manager of
Chicago, IL 60606                                                 Flagship Financial, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa              Vice President        1990           Vice President of Nuveen Advisory Corp.                   134
8/21/57
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                Vice President        2000           Vice President (since 2000) of Nuveen Investments, LLC,   140
3/22/63                                                           previously Assistant Vice President (since 1999); prior
333 W. Wacker Drive                                               thereto, Associate of Nuveen Investments, LLC; Certified
Chicago, IL 60606                                                 Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                Vice President        2002           Vice President (since 1999), previously, Assistant Vice   140
8/27/61                                                           President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin              Vice President        1988           Vice President, Assistant Secretary and Assistant General 140
7/27/51                      and Assistant                        Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive          Secretary                            Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp.; Assistant Secretary of
                                                                  Nuveen Investments, Inc. and (since 1997) Nuveen Asset
                                                                  Management, Inc.; Vice President (since 2000), Assistant
                                                                  Secretary and Assistant General Counsel (since 1998) of
                                                                  Rittenhouse Asset Management, Inc.; Vice President and
                                                                  Assistant Secretary of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Assistant Secretary of NWQ Investment
                                                                  Management Company, LLC (since 2002).


                                       66

                                                                                                                          NUMBER OF
                                                                                                                          PORTFOLIOS
                                                                                                                          IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                                 COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                           OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(3)   DURING PAST 5 YEARS                                     BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV          Vice President        1996           Managing Director (since 2002) of Nuveen Investments,     140
7/7/65                                                            LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                               President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                                 Nuveen Institutional Advisory Corp.; Managing Director
                                                                  of Nuveen Asset Management, Inc. (since 1999).
                                                                  Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy      Vice President        1999           Vice President (since 2002), formerly, Assistant          134
9/4/60                                                            Vice President (since 1998), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding           Vice President        1982           Vice President of Nuveen Advisory Corp. and Nuveen        134
7/31/51                                                           Institutional Advisory Corp.; Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606



(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of Nuveen Advisory Corp.

(2) Trustees serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                                       67


                             Build Your Wealth
                                    AUTOMATICALLY

SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows these Funds, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Trustees without vote of the shareholders.


Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended May 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                        Serving Investors
                                  FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



EAN-A-0503D


ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's Disclosure Controls and Procedures are effective, based on our evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Ex-99.CERT Attached hereto.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Maryland Dividend Advantage Municipal
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date August 1, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date August 1, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date August 1, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.